Registration Nos.33-8214
                                                                        811-4813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

                      Pre-Effective Amendment No                             |_|

                      Post-Effective Amendment No. 107                       |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                      Amendment No. 111                                      |X|

                        (Check appropriate box or boxes.)

                                 ---------------

                     Standish, Ayer & Wood Investment Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)


Registrant's Telephone Number, including Area Code: (617) 375-1760


                              ERNEST V. KLEIN, Esq.
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                      -------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

    |_| Immediately upon filing pursuant to Rule 485(b)

    |_| On [date] pursuant to Rule 485(b)

    |_| 60 days after filing pursuant to Rule 485(a)(1)

    |X| On January 28, 2003 pursuant to Rule 485(a)(1)

    |_| 75 days after filing pursuant to Rule 485(a)(2)

    |_| On June 1, 2000 pursuant to Rule 485(a)(2)

                             ----------------------

This Post-Effective Amendment has been executed by Standish, Ayer & Wood Master Portfolio.

                                                       [LOGO] STANDISH FUNDS (R)

                                      Standish Group of
Prospectus                            Equity Funds
--------------------------------------------------------------------------------

January 28, 2003                      Standish Select Value Fund


                                      Standish Small Cap Value Fund

                                      Standish Small Cap Growth Fund
                                      (Institutional Class Shares)

                                      Standish Small
                                      Capitalization Equity Fund

                                      Standish International
                                      Equity Fund

                                      Standish International
                                      Small Cap Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents
--------------------------------------------------------------------------------

                    Risk/Return Summary ...................................    3
                     Who may want to invest ...............................    3
                     Mutual fund risks ....................................    3
                     Select value and small cap value funds ...............    4
                     Small cap growth and small cap equity funds ..........    6
                     International equity and international small cap funds    6

                    The Funds' Investments and Related Risks ..............   10

                    The Investment Adviser ................................   12
                     About Standish Mellon ................................   12
                     Fund managers ........................................   13
                     Advisory services and fees ...........................   13
[GRAPHIC OMITTED]
                    Investment and Account Information ....................   14
                     How to purchase shares ...............................   15
                     How to exchange shares ...............................   15
                     How to redeem shares .................................   15
                     Redemption fee .......................................   16
                     Transaction and account policies .....................   17
                     Valuation of shares ..................................   17
                     Dividends and distributions ..........................   17

                    Fund Details ..........................................   17
                     Taxes ................................................   17
                     Master/feeder structure ..............................   17
                     The funds' service providers .........................   17

                    Financial Highlights ..................................   18

                    For More Information ..................................   24


Standish Group of Equity Funds          2

Standish Mellon manages more than $39 billion of assets for a broad range of clients in the U.S. and abroad.


Descriptions of the funds begin on the next page and include more information about each fund's key investments and strategies, principal risk factors, past performance and expenses.

Risk/Return Summary
--------------------------------------------------------------------------------

Each of the Standish equity funds seeks long-term growth of capital. Standish Mellon Asset Management Company LLC serves as each fund's investment adviser.

Who may want to invest

The Standish equity funds may be appropriate for investors:

o Looking to invest over the long term and willing to ride out market swings.

o Who do not need stable income and are willing to tolerate more risk than fixed income investments.

o Comfortable with the risks of the stock market and, in the case of International Equity Fund and International Small Cap Fund, the risks of investing primarily in foreign stock and currency markets.

Mutual fund risks

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                       3          Standish Group of Equity Funds

                              Risk/Return Summary
----------------------------------------------------------------------------------------------------

                                Select Value Fund                       Small Cap Value Fund
   Investment objective  Long-term growth of capital.            Long-term growth of capital.
                         ---------------------------------------------------------------------------

        Key investments  The fund invests all of its             The fund invests all of its
         and strategies  investible assets in a Standish         investible assets in a Standish
                         master portfolio which invests,         master portfolio which invests,
                         under normal circumstances, at          under normal circumstances, at
                         least 80% of net assets in equity       least 80% of net assets in equity
                         securities of companies that appear     securities of small cap U.S.
                         to be undervalued relative to           companies. Except where indicated,
                         underlying business fundamentals.       this prospectus uses the term
                         Except where indicated, this            "fund" to mean the fund and its
                         prospectus uses the term "fund" to      master portfolio taken together.
                         mean the fund and its master            The fund focuses on companies with
                         portfolio taken together. The fund      total market capitalizations equal
                         may invest without limit in             to or less than the average total
                         securities of U.S. companies and of     market capitalization of the
                         foreign companies that are listed       largest companies included in the
                         or traded in the U.S. but not more      Russell 2000 Index measured at the
                         than 10% of assets in other foreign     end of each of the previous twelve
                         securities. These U.S. and foreign      months. This would correspond to
                         companies may be of any size.           companies with total market
                                                                 capitalizations of less than $___
                                                                 billion as of January 1, 2002(3).

                         ---------------------------------------------------------------------------
How stocks are selected  The adviser employs a value based investment style in managing the fund's portfolio which means the adviser seeks to identify those companies with stocks trading at prices below what the adviser believes are their intrinsic values.
                         The adviser measures value by evaluating a company's valuation multiples
                         (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.

                         The adviser uses a combination of       The adviser uses the following
                         quantitative and fundamental            stock selection process:
                         research to identify portfolio
                         candidates. A quantitative model        o     The adviser uses a
                         screens a universe of up to 1,500             qualitative proprietary model
                         companies with the most liquid                to identify small companies
                         stocks according to valuation                 which are attractively priced
                         multiples, consistency of growth,             relative to their earnings
                         near-term reported business                   potential.
                         momentum, and actual earnings
                         relative to, and the current trend      o     The adviser uses fundamental
                         in, expected earnings. Fundamental            research and qualitative
                         research is also used to identify             analysis to select among the
                         companies that appear valued                  stocks ranked as attractive
                         attractively based on business                by the quantitative model.
                         dynamics, hidden assets, or special
                         circumstances.

                         The adviser uses fundamental
                         research and qualitative analysis
                         to select stocks among the
                         portfolio candidates. The adviser
                         looks for companies with strong
                         competitive positions, high quality
                         management, and financial strength.

                         The adviser focuses primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process for both funds is designed to produce a diversified portfolio of companies that the adviser believes are undervalued relative to expected business growth.
                         ---------------------------------------------------------------------------
     Principal risks of  Investors could lose money on their investments in a fund, or a fund could investing in the funds  perform less well than other possible investments, if any of the following occurs:

                         o     U.S. stock markets go down.

                         o     The markets strongly favor growth stocks over stocks with value characteristics.

                         o     An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                         o     The adviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

                         o     In the case of the Small Cap Value Fund, small cap stocks are out of favor with the market.

         Risks of small  In the case of the Small Cap Value Fund, there is a risk that the fund will lose cap companies  money because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap stocks tend to be more volatile than the prices of other stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.


Standish Group of Equity Funds         4

--------------------------------------------------------------------------------
Total return performance

The bar chart and total return table indicate the risks of investing in the funds. The bar chart shows changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how a fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.


Quarterly returns:
Select Value Fund
Highest: % in 4th quarter 1998
Lowest: ()% in 3rd quarter 1998

                                Select Value Fund

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                     Calendar Year
                    Ended December 31         Percentage

                          1993                  20.81
                          1994                  (3.78)
                          1995                  37.55
                          1996                  26.84
                          1997                  36.27
                          1998                   7.21
                          1999                  (0.17)
                          2000                  18.76
                          2001                  (8.13)
                          2002

Quarterly returns:
Small Cap Value Fund
Highest: % in 4th quarter 2001
Lowest: ()% in 3rd quarter 2001

                              Small Cap Value Fund

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                     Calendar Year
                    Ended December 31         Percentage

                         2001                   20.60
                         2002


--------------------------------------------------------------------------------


Average annual total returns
for selected periods ended December 31, 2002

                                                                           Life of  Inception
                                           1 Year     5 Years   10 Years     Fund      Date
Select Value Fund                             x          x          x          x      1/3/91
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions
and Sale of Fund Shares*
Russell 1000 Value Index**                    x          x          x          x      1/2/91
Small Cap Value Fund                          x          x          x          x      2/1/00
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions
and Sale of Fund Shares*
Russell 2000 Value Index***


*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

*The Russell 1000 Value Index is an unmanaged index representing those Russell 1000 companies with value characteristics. The Russell 1000 Index is an unmanaged index of 1000 stocks of large capitalization companies.

**The Russell 2000 Value Index is an unmanaged index representing those Russell 2000 companies with value characteristics. The Russell 2000 Index is generally considered to be representative of unmanaged small capitalization stocks in the U.S. markets.

Expense example

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                   After       After        After        After
                                   1 year     3 years      5 years      10 years

Select Value Fund(2)                 $x          $x           $x           $x

Small Cap Value Fund                 $x          $x           $x           $x


--------------------------------------------------------------------------------
Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.


Based on fiscal year                                               Small Cap
ended 9/30/02                              Select Value Fund       Value Fund

Shareholder fees (fees paid
directly from your investment)                   None                 None

Redemption Fee(1) (as a percentage               None                  2%
of total redemption proceeds)

Annual fund operating expenses(2,3)
(expenses that are deducted
from fund assets)

  Management fees                                0.50%                0.80%

  Distribution (12b-1) fees                      None                 None

  Other expenses                                 0.33%                0.57%

  Total annual fund operating expenses           0.83%                1.37%
--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap each fund's operating expenses, the fund's actual expenses were:

      Management fees                           0.48%                0.56%
      Other expenses                            0.23%                0.57%
      Total annual fund operating expenses      0.71%                1.00%

The expense cap for Select Value Fund may be changed or eliminated at any time. The expense cap for Small Cap Value Fund will continue until March 1, 2003, at which time the cap on Small Cap Value Fund's total annual operating expenses will rise to 1.25%.

(3) For the Select Value Fund, this table and example reflect the combined expenses of the Select Value Fund and the master portfolio in which it invests all its assets. For the Small Cap Value Fund, the expense information in this table and example have been restated to reflect the estimated combined expenses of the Small Cap Value Fund and the master portfolio in which it invests all its assets.



                                       5          Standish Group of Equity Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                               Small Cap Growth Fund                  Small Capitalization Equity Fund
   Investment objective  Long-term growth of capital.               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------

        Key investments  The fund invests all of its investible     The fund invests, under normal
         and strategies  assets in a Standish master portfolio      circumstances, at least 80% of net
                         which invests, under normal                assets in equity securities of small
                         circumstances, at least 80% of net         cap U.S. companies with total market
                         assets in equity securities of small       capitalizations equal to or less than
                         cap U.S. companies. Except where           75% of the average total market
                         indicated, this prospectus uses the        capitalization of the largest
                         term "fund" to mean the fund and its       companies included in the Russell 2000
                         master portfolio taken together. The       Growth Index measured at the end of
                         fund focuses on companies with total       each of the previous twelve months.
                         market capitalization equal to or less     This would correspond to companies
                         than the average total market              with total market capitalization of
                         capitalization of the largest              less than $xx billion as of January 1,
                         companies included in the Russell 2000     2003. The Fund may also invest in
                         Growth Index measured at the end of        equity index futures contracts based
                         each of the previous twelve months.        primarily upon the Russell 2000 Growth
                         This would correspond to companies         Index.
                         with total market capitalization of
                         less than $xx billion as of January 1,
                         2003. The Fund may also invest in
                         equity index futures contracts based
                         primarily upon the Russell 2000 Growth
                         Index.

                         --------------------------------------------------------------------------------
             How stocks  The adviser employs a growth oriented investment style in managing each fund's
           are selected   portfolio which means the adviser seeks to identify those small cap companies which are experiencing or will experience rapid earnings or revenue growth. The adviser focuses on high quality companies, especially those with products or services that are leaders in their market niches. The adviser selects stocks by:

                         o     Using fundamental research to identify and follow companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth.

                         o     Investing in a company when the adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

                         The adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best. Each fund's investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.
                         --------------------------------------------------------------------------------
     Principal risks of  Investors could lose money on their investments in a fund, or a fund could investing in the funds  perform less well than other possible investments, if any of the following occurs:

                         o     The U.S. stock market goes down.

                         o     Small cap stocks are out of favor with the market.

                         o     The markets strongly favor stocks with value characteristics over growth stocks.

                         o     Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors disproportionately hurts the fund's performance.

                         o     An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                         o     The adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

                         o     During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

                         o     During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

         Risks of small  There is a risk that the funds will lose money because they invest primarily in cap companies  small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of other stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.


Standish Group of Equity Funds           6

--------------------------------------------------------------------------------
Total return performance

The bar charts and total return table indicate the risks of investing in the funds. The bar chart shows changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how each fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of common stock prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.

                             Small Cap Growth Fund


Quarterly returns:
Small Cap Growth Fund
Highest: % in 4th quarter 1999
Lowest: ()% in 3rd quarter 2001

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                     Calendar Year
                    Ended December 31         Percentage

                          1997                  30.86
                          1998                  14.30
                          1999                 127.67 *
                          2000                 (20.66)
                          2001                 (17.76)
                          2002

                        Small Capitalization Equity Fund

Quarterly returns:
Small Capitalization Equity Fund
Highest: % in 4th quarter 1999
Lowest: % in 4th quarter 2000

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                     Calendar Year
                    Ended December 31         Percentage

                          1992                   9.73
                          1993                  28.22
                          1994                  -3.65
                          1995                  29.83
                          1996                  17.36
                          1997                  15.16
                          1998                   1.71
                          1999                  79.10*
                          2000                 -19.28
                          2001                 -15.49
                          2002


*The funds' performance in 1999 should be considered extraordinary due to particularly favorable market conditions which are unlikely to reoccur.
--------------------------------------------------------------------------------

Average annual total returns for selected periods ended December 31, 2002

                                                                            Life of     Inception
                                         1 Year    5 Years     10 Years      Fund          Date
Small Cap Growth Fund                      x         x           x             x         12/23/96
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions
and Sale of Fund Shares*
Russell 2000 Growth Index**                x         x           x             x
Small Cap Equity Fund                      x         x           x             x           2/1/00
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions
and Sale of Fund Shares*
Russell 2000 Growth Index**

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

*The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

Expense example

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                  After         After       After         After
                                  1 year       3 years     5 years      10 years

Small Cap Growth Fund(2)           $x            $x          $x            $x

Small Cap Equity Fund $             x            $x          $x            $x


--------------------------------------------------------------------------------
Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.


                                                    Small                Small
Based on fiscal year                             Cap Growth           Cap Equity
ended 9/30/02                                       Fund                 Fund

Shareholder fees (fees paid
directly from your investment)                      None                 None

Redemption Fee(1) (as a percentage                   2%                   2%
of total redemption proceeds)

Annual fund operating expenses(2,3)
(expenses that are deducted
from fund assets)

  Management fees                                   0.80%                0.60%

  Distribution (12b-1) fees                         None                 None

  Other expenses                                    0.49%                0.86%

  Total annual fund operating expenses              1.29%                1.46%
--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap each fund's operating expenses, the fund's actual expenses were:

     Management fees                               0.62%                 0.00%
     Other expenses                                0.38%                 0.74%
     Total annual fund operating expenses          1.00%                 0.74%


These caps may be changed or eliminated.

(3) The table and example reflect the combined expenses of the Small Cap Growth Fund and the master portfolio in which it invests all its assets.


                                       7          Standish Group of Equity Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                              International Equity Fund                 International Small Cap Fund
   Investment objective  Long-term growth of capital.               Long-term growth of capital.

        Key investments  The fund invests all of its investible     The fund invests all of its investible
         and strategies  assets in a Standish master portfolio      assets in a Standish master portfolio
                         which invests, under normal                which invests, under normal
                         circumstances, at least 80% of net         circumstances, at least 80% of net
                         assets in equity securities of             assets in equity securities of
                         companies represented in the MSCI          companies that are located in foreign
                         Europe, Australia, Far East (EAFE)         countries represented in the Salomon
                         Index and Canada. Except where             Smith Barney Extended Market Ex. U.S
                         indicated, this prospectus uses the        Index (EMI). Except where indicated,
                         term "fund" to mean the fund and its       this prospectus uses the term "fund"
                         mster portfolio taken together. The        to mean the fund and its master
                         fund may invest up to 25% of assets in     portfolio taken together. The fund
                         emerging market countries. The Fund        invests primarily in those companies
                         may also invest in equity index            which have total market
                         futures contracts based primarily on       capitalizations that fall in the range
                         the EAFE Index.                            of the capitalizations of the
                                                                    companies that comprise the EMI
                                                                    Ex-U.S. Index. The EMI Ex-U.S. Index
                                                                    is made up of those companies
                                                                    representing the lowest 20% of each
                                                                    country's total available market
                                                                    capitalization.

                         --------------------------------------------------------------------------------
         How stocks are  Each fund invests in stocks that appear to be undervalued (as measured by their selected  price/earnings ratios) and that may have value and/or growth characteristics.
                         The adviser employs a bottom-up investment approach which emphasizes individual stock selection for each fund. The adviser emphasizes the following in order of importance:

                         o     Stock selection The adviser uses     o     Stock selection The adviser uses
                               proprietary quantitative models            proprietary quantitative models
                               and traditional qualitative                and traditional qualitative
                               analysis to identify attractive            analysis to identify attractive
                               stocks with low relative price             stocks with low relative price
                               multiples and positive trends in           multiples and positive trends in
                               earnings forecasts.                        earnings forecasts.

                         o     Country allocations The adviser      o     Country allocations The adviser
                               uses proprietary quantitative              seeks to allocate country
                               value and earnings growth                  weights in accordance with the
                               models, as well as traditional             EMI Index. Minor deviations from
                               qualitative analysis, to                   the EMI Index weights may occur.
                               identify countries with low
                               relative price multiples and         o     Sector and industry allocations
                               positive relative trends in                The adviser groups stocks into
                               earnings forecasts.                        microuniverses of similar
                                                                          companies within each country to
                         o     Sector and industry allocations            facilitate comparisons. The
                               The adviser groups stocks into             adviser uses the sector
                               microuniverses of similar                  allocations of the EMI Index as
                               companies within each country to           a guide, but allocations may
                               facilitate comparisons. The                differ from those of the Index.
                               adviser uses the sector
                               allocations of the EAFE Index as
                               a guide, but allocations may
                               differ from those of EAFE.

                         Each fund's stock selection process is designed to produce a diversified portfolio that, relative to the applicable market index shown on the opposite page, has a below-average price/earnings ratio and an above-average earnings growth trend.
                         --------------------------------------------------------------------------------
     Principal risks of  Investors could lose money on their investments in a fund, or a fund could investing in the funds  perform less well than other possible investments, if any of the following occurs:

                         o     Foreign stock markets go down.

                         o     The markets strongly favor growth or value stocks over stocks that combine both characteristics.

                         o     An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                         o     The adviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

                         o     In the case of the International Small Cap Fund, small cap stocks are out of favor with the market.

                         o     During periods of extreme stock market volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the fund believes reflects the value of the securities which make up the underlying index.

                Foreign  Prices of foreign securities may go down because of unfavorable foreign investment risks  government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

         Risks of small  The risks of foreign investing are more significant for the International Small cap companies  Cap Fund because of its focus on small cap foreign stocks. Smaller companies may have limited product lines, markets and financial resources. They may have shorter operating histories and more volatile businesses. The prices of small cap foreign stocks tend to be more volatile than the prices of other foreign stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.


Standish Group of Equity Funds          8

Total return performance

The bar charts and total return table indicate the risks of investing in the funds. The bar charts show changes in the performance of each fund from year to year for the full calendar periods indicated. The total return table shows how each fund's average annual returns for different calendar periods compare to those of two widely recognized, unmanaged indices of common stock prices. The information included in the bar chart and total return table for the International Small Cap Fund includes the performance of its predecessor, SIMCO International Small Cap Fund, L.P., which began operations on January 2, 1996, for periods prior to the fund's inception date. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. The performance of the predecessor fund was calculated according to the standardized SEC method except that monthly rather than daily fund values were used. The past performance of a fund (including the performance of the predecessor fund of the International Small Cap Fund) does not necessarily indicate how the fund will perform in the future.


Quarterly returns:
International Equity Fund
Highest: % in 1st quarter 1998
Lowest: % in 3rd quarter 1990
                           International Equity Fund

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                     Calendar Year
                    Ended December 31         Percentage

                          1993                  38.28
                          1994                  (7.01)
                          1995                   2.14
                          1996                   7.44
                          1997                  (2.47)
                          1998                  24.53
                          1999                  17.85
                          2000                  (4.77)
                          2001                 (12.07)
                          2002

Quarterly returns:
International Small Cap Fund*
Highest: % in 1st quarter 1998
Lowest: % in 3rd quarter 1998

                         International Small Cap Fund*

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                     Calendar Year
                    Ended December 31         Percentage

                          1997                   1.45
                          1998                  10.09
                          1999                  41.13
                          2000                   4.07
                          2001                  (9.67)
                          2002


*Includes performance of predecessor fund for periods prior to January
31, 2000.
--------------------------------------------------------------------------------

Average annual total returns
for selected periods ended December 31, 2002

                                                                          Life of      Inception
                                       1 Year    5 Years      10 Years      Fund          Date
International Equity Fund                x          x            x            x          12/8/88
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions
and Sale of Fund Shares*
EAFE Index**
Inernational Small Cap Fund              x          x            x            x          1/2/96
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions
and Sale of Fund Shares
SSB Extended Market ex-US Index**


*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to arrangements such as 401(k) plans or individual retirement accounts.

**The EAFE Index is an unmanaged index of common stocks that are publically traded in European, Australian and Far Eastern securities markets. The Salomon Smith Barney Extended Market Ex. U.S. Index represents the small capitalization component of the Salomon Brothers Broad Market Index which is a comprehensive index of companies in 22 countries excluding the U.S.

Expense example

This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                  After        After        After        After
                                  1 year      3 years      5 years      10 years

International Equity Fund           $x          $x           $x           $x

International
Small Cap Fund                      $x          $x           $x           $x


--------------------------------------------------------------------------------
Fees and expenses of the funds

This table describes the fees and expenses you may pay if you buy and hold shares of the funds.


Based on fiscal year                        International        International
ended 9/30/02                                Equity Fund         Small Cap Fund

Shareholder fees (fees paid
directly from your investment)                   None                None

Redemption Fee(1) (as a percentage               2%                  2%
of total redemption proceeds)

Annual fund operating expenses(2)
(expenses that are deducted
from fund assets)

  Management fees                                0.80%               1.00%

  Distribution (12b-1) fees                      None                None

  Other expenses                                 0.53%               0.82%

  Total annual fund operating expenses           1.33%               1.82%
--------------------------------------------------------------------------------
(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 90 days of purchase, except those shares held by the categories of shareholders described under the "Investment and Account Information" section of this prospectus.

(2) Because Standish Mellon has agreed to cap each fund's operating expenses, each fund's actual expenses were:

     Management fees                             0.47%               0.43%
     Other expenses                              0.53%               0.82%
    Total annual fund operating expenses         1.00%               1.25%

The expense cap for each fund will continue until March 1, 2003, at which time the cap on International Equity Fund's and International Small Cap Fund's total annual operating expenses will rise to 1.25% and 1.50%, respectively. Thereafter, the caps may be changed or eliminated.

(3) For both funds, the expense information in this table and the examples have been restated to reflect the estimated combined expenses of the funds and the master portfolios in which they invest all of their assets.



                                       9          Standish Group of Equity Funds

The funds can invest in various types of equity securities, as well as securities of foreign issuers. International Equity Fund and International Small Cap Fund emphasize investments in foreign stocks.

The Funds' Investments and Related Risks
--------------------------------------------------------------------------------

Additional Information About the Funds' Principal Investments

Equity investments Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, equity index futures contracts, investment grade convertible securities, depository receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations. Small Capitalization Equity Fund, Small Cap Growth Fund, Small Cap Value Fund and International Small Cap Fund may each invest up to 20% of net assets in companies with total market capitalization greater than that described on pages 4, 6 and 8.

Foreign securities International Equity Fund and International Small Cap Fund invest primarily in securities of companies located in foreign countries. Each fund intends to invest in a broad range of (and in any case at least five different) countries. However, each fund is not required to invest in every country represented in, or to match the country weightings of, its index.

International Equity Fund and International Small Cap Fund may each invest up to 25% of assets in securities of issuers located in emerging market countries but not more than 5% of assets in companies located in any one emerging market country. An emerging market is any country not represented in the Morgan Stanley Capital International World Index, which is an index of stocks of companies in developed countries.

Select Value Fund may invest without limit in foreign securities traded in a U.S. market, but only 10% of assets in foreign securities traded outside the U.S. Small Capitalization Equity Fund, Small Cap Value Fund and Small Cap Growth Fund may each invest up to 15% of assets in foreign securities, including those of emerging market issuers, regardless of where they are traded.

The risks of foreign securities are described under "Principal risks of investing in the funds" on page 8.

Information About the Funds' Other Investment Strategies

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts Each fund may, but is not required to, use derivative contracts for any of the following purposes:

o To hedge against adverse changes--caused by changing interest rates, stock market prices or currency exchange rates--in the market value of securities held by or to be bought for a fund.

o     As a substitute for purchasing or selling securities.

o     To enhance a fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets.


Standish Group of Equity Funds          10

--------------------------------------------------------------------------------

Fixed income securities Select Value may invest up to 20% of assets in high grade fixed income securities. International Equity Fund and International Small Cap Fund may each invest up to 20% of net assets in high grade fixed income securities and may invest in preferred stocks of any credit quality if common stocks of that company are not available. These funds' fixed income securities may be of any maturity or duration. Small Capitalization Equity Fund, Small Cap Value Fund and Small Cap Growth Fund may each invest up to 20% of net assets in high grade fixed income securities with remaining maturities of three years or less. Each fund may invest up to 5% of assets in securities rated, or of comparable quality to those rated, in the lowest long-term investment grade rating category.

The funds' fixed income securities may have all types of interest rate payment and reset terms. These securities may be issued by the U.S. government or any of its agencies, foreign governments or their subdivisions and U.S. and foreign companies.

Credit quality and risk Securities are investment grade or high grade if:

o They are rated, respectively, in one of the top four or top three long-term rating categories of a nationally recognized statistical rating organization.

o     They have received a comparable short-term or other rating.

o They are unrated securities that the adviser believes to be of comparable quality.

The value of a fund's fixed income securities may go down if:

o Interest rates rise, which will make the prices of fixed income securities go down.

o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

Impact of high portfolio turnover Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

Investment objective Small Cap Value Fund's, Small Cap Growth Fund's and International Small Cap Fund's investment objectives may be changed by the fund's trustees without shareholder approval. However, each fund's (except for the Select Value Fund) key investment strategy of investing at least 80% of net assets in particular types of securities may not be changed unless the fund provides 60 days advance notice to its shareholders.


                                       11         Standish Group of Equity Funds

Standish Mellon offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

The Investment Adviser
--------------------------------------------------------------------------------

About Standish Mellon


Standish Mellon was formed by the combination of Standish, Ayer & Wood, Inc., a privately held investment advisory firm established in 1933, and Mellon Financial Corporation, a global financial services firm. Standish Mellon manages more than $39.8 billion in assets for institutional and individual investors in the U.S. and abroad. Standish Mellon is the adviser to each fund.

Standish Mellon is a wholly owned subsidiary of Mellon Financial Corporation. Mellon is a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $562 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions.


Standish Mellon believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, Standish Mellon has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish Mellon.

Standish Mellon relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets. In each market, Standish Mellon seeks to discover opportunity by attention to detail and adherence to a strict set of disciplines. Standish Mellon uses fundamental research to uncover securities that have been overlooked or misunderstood in the marketplace. Such issues are frequently undervalued and present growth opportunities that can be exploited by our portfolio managers.

Standish Mellon strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, Standish Mellon has built a powerful internal network of overlapping resources.


Standish Group of Equity Funds          12

-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Fund managers

Fund                     Fund managers                    Positions during past five years*
Select Value Fund        David H. Cameron, CFA            Director of Standish Mellon, Dave is the firm's chief equity officer and oversees the firm's domestic and international investment strategies.
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund     Joseph M. Corrado, CFA           Director of Standish Mellon. Joseph oversees domestic equity research.

                         Stephanie K. Brandaleone, CFA    Vice President of Standish Mellon, Stephanie serves as portfolio manager for the firm' s small cap value strategy and as an investment research analyst.
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund    B. Randall Watts, Jr., CFA       Vice President of Standish Mellon, Randy serves as lead portfolio manager for the firm's small cap growth strategy. Prior to joining the firm in 2001, he was a director of Westfield Capital Management responsible for small and mid cap portfolio management.

                         Edward R. Walter, CFA            Director of Standish Mellon, Ed serves as an assistant portfolio manager for the firm's small cap growth strategy and as a senior investment research analyst.
----------------------------------------------------------------------------------------------------------------------------
Small Capitalization     B. Randall Watts, Jr., CFA       Vice President of Standish Mellon, Randy serves as lead portfolio
  Equity Fund                                             manager for the firm's small cap growth strategy. Prior to joining the firm in 2001, he was a director of Westfield Capital Management responsible for small and mid cap portfolio management.

                         Edward R. Walter, CFA            Director of Standish Mellon, Ed serves as an assistant portfolio manager for the firm's small cap growth strategy and as a senior investment research analyst.
----------------------------------------------------------------------------------------------------------------------------
International Equity     Remi J. Browne, CFA              Vice president of Standish Mellon, Remi is chief investment officer
  Fund                                                    of international equity and serves as lead portfolio manager for the firm' s global and international equity strategy.

                         Peter S. Carpenter, CFA          Vice president of Standish Mellon, Peter serves as an assistant portfolio manager and international research analyst.
----------------------------------------------------------------------------------------------------------------------------
International Small      Daniel B. LeVan, CFA             Vice president of Standish Mellon, Dan is a portfolio manager and
  Cap Fund                                                responsible for international small cap quantitative research.

                         Joseph Schirripa                 Assistant vice president of Standish Mellon, Joe serves as an assistant portfolio manager and international equity research analyst.
----------------------------------------------------------------------------------------------------------------------------


*Includes positions with the predecessor to Standish Mellon for periods prior to August 1, 2001.

Advisory services and fees


Standish Mellon provides each fund with portfolio management and investment research services, places orders to buy and sell each fund's portfolio securities and manages each fund's business affairs. For the year ended September 30, 2002, each fund paid an advisory fee for these services. Standish Mellon agreed to limit each fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) and some of the fund's advisory fee payments were less than the fund's contractual advisory fee. These agreements are temporary and may be terminated or changed at any time.

  Annual Advisory Fee Rates (as a percentage of the fund's average net assets)

                                  Actual advisory fee paid           Contractual advisory fee         Current expense limitation*
Select Value Fund                          0.48%                              0.50%                              0.71%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                       0.56%                              0.80%                              1.00%**
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                      0.62%                              0.80%                              1.00%
---------------------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity Fund           0.00%                              0.60%                              0.74%
---------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                  0.47%                              0.80%                              1.00%**
---------------------------------------------------------------------------------------------------------------------------------
**International Small Cap Fund             0.43%                              1.00%                              1.25%**
---------------------------------------------------------------------------------------------------------------------------------

*Current expense limitations, also shown as a percentage of the fund's average net assets, represent a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap was triggered and advisory fees were waived by Standish Mellon. ** On March 1, 2003, the expense limitation for each of the Small Cap Value Fund, International Equity Fund and International Small Cap Fund will rise to 1.25%, 1.25% and 1.50% respectively.


                 Standish Mellon Asset Management Company LLC,
             One Financial Center, Boston, Massachusetts 02111-2662


                                       13         Standish Group of Equity Funds

Investment and Account Information
--------------------------------------------------------------------------------

How to purchase shares

      Minimum initial investment: $100,000.

      Minimum subsequent investment: $5,000.


      Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Standish Mellon and their immediate families.

      All orders to purchase shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

      Shares of the funds are not available for sale in every state.
--------------------------------------------------------------------------------
By check

Opening an account

      o Send a check to the distributor payable to Standish Funds with the completed original account application.

Adding to an account

      o Send a check to the distributor payable to Standish Funds and a letter of instruction with the account name and number and effective date of the request.
--------------------------------------------------------------------------------
By wire

Opening an account

      o     Send the completed original account application to the distributor.

      o     Call the distributor to obtain an account number.

      o Instruct your bank to wire the purchase amount to Investors Bank & Trust Company (see below).

Adding to an account

      o Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company (see below).
--------------------------------------------------------------------------------
By fax

Opening an account

      o     Fax the completed account application to 617.350.0042.

      o     Mail the original account application to the distributor.

      o     Follow the instructions for opening an account by wire.

Adding to an account

      o Fax a letter of instruction to 617.350.0042 with the account name and number and effective date of the request.

      o Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company.
--------------------------------------------------------------------------------
Through a financial intermediary

Opening or adding to an account

      o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the scheduled deadline.
--------------------------------------------------------------------------------
The distributor's address is:

Standish Fund Distributors, L.P.
PO Box 51407
Boston, Massachusetts 02205-1407
Tel: 1.800.221.4795
Fax: 617.350.0042
Email: funds@standishmellon.com

Wire instructions:

Investors Bank & Trust Company
Boston, MA
ABA#: 011 001 438
Account #: 79650-4116
Fund name:
Investor account #:


Standish Group of Equity Funds          14

--------------------------------------------------------------------------------
How to exchange shares


      You may exchange shares of a fund for shares of any other Standish fund, if the registration of both accounts is identical. Shares exchanged within 90 days of purchase may be subject to a redemption fee. See page 16 for more information. A fund may refuse any exchange order and may modify or terminate its exchange privilege effecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, Standish Mellon may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit. The exchange limit may be modified to conform to retirement plan exchange limits and Department of Labor regulations.


      Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.
--------------------------------------------------------------------------------
By mail

      o Send a letter of instruction to the distributor signed by each registered account owner.

      o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

      o     Provide both account numbers.

      o     Signature guarantees may be required.
--------------------------------------------------------------------------------
By telephone

      o     If the account has telephone privileges, call the distributor.

      o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

      o     Provide both account numbers.

How to redeem shares

      All orders to redeem shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Shares redeemed within 90 days of purchase may be subject to a redemption fee. See page 16 for more information.

--------------------------------------------------------------------------------
By mail

      o Send a letter of instruction to the distributor signed by each registered account owner.

      o State the name of the fund and number of shares or dollar amount to be sold.

      o     Provide the account number.

      o     Signature guarantees may be required (see below).
--------------------------------------------------------------------------------
By telephone

For check or wire

      o     If the account has telephone privileges, call the distributor.

      o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.The distributor may ask for identification and all telephone transactions may be recorded.
--------------------------------------------------------------------------------
By fax

      o     Fax the request to the distributor at 617.350.0042.

      o Include your name, the name of the fund and the number of shares or dollar amount to be sold.

      o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.
--------------------------------------------------------------------------------
Through a financial intermediary

      o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the scheduled deadline.
--------------------------------------------------------------------------------
Good form

      o Good form means that you have provided adequate instructions and there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.


                                       15         Standish Group of Equity Funds

Redemption Fee
--------------------------------------------------------------------------------

Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Small Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, International Equity Fund and International Small Cap Fund each impose a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

o Accounts maintained by banks or trust companies as nominees for the underlying shareholders when the banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying;

o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.



Standish Group of Equity Funds          16

Investment and Account Information
--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of a fund. This generally will be a taxable event for you. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o     members of the STAMP program or the Exchange's Medallion Signature Program

o     a broker or securities dealer

o     a federal savings, cooperative or other type of bank

o     a savings and loan or other thrift institution

o     a credit union

o     a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents. With your consent, Standish Mellon may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish Mellon, either orally or in writring at the telephone number or address for the funds listed on the back cover of this prospectus.

Standish Mellon will begin mailing prospectuses and shareholder reports to you individually within 30 days after receiving your revocation.

Valuation of shares

Each fund offers its shares at the NAV per share of the fund or class, if more than one class is offered. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. The Small Cap Growth Fund calculates the NAV of each class separately. The service class shares of Small Cap Growth Fund are offered in another prospectus. If the exchange closes early, the funds accelerate calculation of NAV and transaction deadlines to that time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

Dividends and distributions

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The funds declare and pay dividends, if any, from net investment income semiannually and generally distribute capital gains annually. Most of a fund's distributions will be from capital gains. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash.


                                       17         Standish Group of Equity Funds

Fund Details
--------------------------------------------------------------------------------

Taxes
--------------------------------------------------------------------------------
Transactions                                  Federal Tax Status

Sales or exchanges of shares.                 Usually capital gain or loss. Tax
                                              rate depends on how long shares
                                              are held.
--------------------------------------------------------------------------------
Distributions of long-term capital gain.      Taxable as long-term capital gain.
--------------------------------------------------------------------------------
Distributions of short-term capital gain.     Taxable as ordinary income.
--------------------------------------------------------------------------------
Dividends from net investment income.         Taxable as ordinary income.
--------------------------------------------------------------------------------


Every January, the funds provide information to their shareholders about the funds' dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to a 30% federal backup withholding tax.


Shareholders should generally avoid investing in a fund shortly before an expected dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.
--------------------------------------------------------------------------------
Master/feeder structure


Select Value Fund, Small Cap Value Fund, Small Cap Growth Fund, International Equity Fund and International Small Cap Fund are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.


Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.
--------------------------------------------------------------------------------
The funds' service providers

                             Principal Underwriter
                        Standish Fund Distributors, L.P.

                 Custodian, Transfer Agent and Fund Accountant
                         Investors Bank & Trust Company

                            Independent Accountants
                           PricewaterhouseCoopers LLP

                                 Legal Counsel
                               Hale and Dorr LLP


Standish Group of Equity Funds         18

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help shareholders understand the funds' financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). The information was audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with the funds' financial statements, are included in the funds' annual reports (available upon request).

Select Value Fund

                                                                                  Fiscal year ended
September 30,                                                                       September 30,
                                                              -----------------------------------------------------------
                                                               2001             2000             1999              1998
Net asset value--beginning of period                          $41.71           $37.79           $37.47            $48.81
                                                              ------           ------           ------            ------

Income from investment operations
  Net investment income*                                        0.39(1)          0.29(1)          0.29(1)           0.30
  Net realized and unrealized gain (loss)                      (2.77)            5.73             4.49             (4.30)
                                                              ------           ------           ------            ------
  Total from investment operations                             (2.38)            6.02             4.78             (4.00)
                                                              ------           ------           ------            ------

Less distributions declared to shareholders
  From net investment income                                   (0.29)           (0.23)           (0.23)            (0.29)
  In excess of net investment income                              --               --               --             (0.01)
  From net realized gain on investments                        (5.04)           (1.87)           (4.23)            (7.04)
                                                              ------           ------           ------            ------
  Total distributions declared to shareholders                 (5.33)           (2.10)           (4.46)            (7.34)
                                                              ------           ------           ------            ------
  Net asset value--end of period                              $34.00           $41.71           $37.79            $37.47
                                                              ======           ======           ======            ======

Total return(6)                                                (7.18)%          16.52%           12.29%            (9.33)%

Ratios (to average daily net assets)/Supplemental data

  Net assets at end of period (000 omitted)                  $75,489          $93,315         $130,556          $198,322
  Expenses*,(5)                                                 0.71%            0.71%            0.66%             0.71%
  Net investment income*,(5)                                    1.00%            0.76%            0.74%             0.69%
  Portfolio turnover(2)                                           62%              92%              90%              144%

----------
*The adviser voluntarily did not impose some or all of its investment advisory fee and limited the fund's expenses. Had these actions not been taken, the net investment income per share and the ratios would have been:

Net investment income per share                                $0.38(1)         $0.28(1)            --                --
Ratios (to average net assets)
Expenses(5)                                                     0.73%            0.73%              --                --
Net investment income                                           0.98%            0.74%              --                --

(1) Calculated based on average shares outstanding.
(2) Information provided is for Standish Select Value Portfolio, which is the master fund in which the fund invests all of its investable assets.
(4) Computed on an annualized basis.
(5) Includes the fund's share of Standish Select Value Portfolio's allocated expenses since May 3, 1996.
(6)Total return would have been lower in the absence of expense waivers.
++  Not annualized.


                                       19         Standish Group of Equity Funds

Financial Highlights
--------------------------------------------------------------------------------

Small Cap Value Fund

                                                                                   For the period
                                                                                  February 1, 2000
                                                      Fiscal year ended      (Commencement of Operations)
                                                      September 30, 2001         to September 30, 2000
                                                      ------------------         ---------------------
Net asset value--beginning of period                         $14.01                     $11.05
                                                            -------                     ------
Income from investment operations
  Net investment income (loss)*                                0.10(1)                    0.04(1)
  Net realized and unrealized gain (loss)                      0.31                       2.94
                                                            -------                     ------
  Total from investment operations                             0.41                       2.98
                                                            -------                     ------

Less distributions declared to shareholders
  From net investment income                                  (0.06)                     (0.02)
  From net realized gain on investments                       (0.50)                        --
                                                            -------                     ------
Total distributions                                           (0.56)                     (0.02)
                                                            -------                     ------
  Net asset value--end of period                             $13.86                     $14.01
                                                            =======                     ======

Total return(2)                                                3.12%                     26.98%(3)

Ratios (to average daily net assets)/Supplemental data

  Net assets at end of period (000 omitted)                 $28,532                     $3,764
  Expenses*                                                    1.00%                      1.00%(4)
  Net investment income (loss)*                                0.68%                      0.50%(4)
  Portfolio turnover(4)                                         149%                        71%(3)

----------
*The investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and reimbursed the fund for all or a portion of its operating expenses. If these voluntary actions had not been taken, the net investment income per share and the ratios would have been:

Net investment income (loss) per share                        $0.05(1)                  $(0.26)(1)
Ratios (to average net assets)
Expenses                                                       1.37%                      4.51%(4)
Net investment income (loss)                                   0.31%                     (3.01)%(4)

(1) Calculated based on average shares outstanding.
(2) Total return would have been lower in absence of expense waivers.
(3) Not annualized.
(4) Computed on an annualized basis.


Standish Group of Equity Funds          20

Financial Highlights
--------------------------------------------------------------------------------

Small Cap Growth Fund
(Institutional Class Shares)

                                                                                         Fiscal year ended
                                                                                            September 30,
                                                               2001             2000             1999              1998
                                                              ---------------------------------------------------------
Net asset value--beginning of period                          $60.87           $38.28           $22.22            $29.12
                                                             -------          -------          -------           -------
Income from investment operations
  Net investment income (loss)*                                (0.19)(1)        (0.43)(1)        (0.24)(1)         (0.07)(1)
  Net realized and unrealized gain (loss)                     (25.66)           26.82            16.30             (5.01)
                                                             -------          -------          -------           -------
  Total from investment operations                             25.85            26.39            16.06             (5.08)
                                                             -------          -------          -------           -------
Less distributions declared to shareholders
  From net investment income                                      --               --               --             (0.04)
  From realized gain on investment                             (5.74)           (3.80)              --             (0.54)
  In excess of net realized gain on investment                    --               --               --             (1.24)
                                                             -------          -------          -------           -------
  Total distributions                                          (5.74)           (3.80)              --             (1.82)
                                                             -------          -------          -------           -------
  Net asset value--end of period                              $29.28           $60.87           $38.28            $22.22
                                                             =======          =======          =======           =======
Total return**                                                (45.36)%          71.60%           72.14%           (17.84)%

Ratios (to average daily net assets)/
Supplemental data

  Net assets at end of period (000 omitted)                  $31,365          $82,840          $44,031           $11,944
  Expenses*,(3)                                                 1.00%            0.98%            1.00%             0.58%
  Net investment income (loss)*                                (0.48)%          (0.70)%          (0.73)%           (0.25)%
  Portfolio turnover(4)                                          191%             305%             242%              147%

----------
*The investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and reimbursed the fund for all or a portion of its operating expenses. If these voluntary actions had not been taken, the net investment income per share and the ratios would have been:

Net investment income (loss) per share                        $(0.28)(1)          N/A           $(0.30)(1)        $(0.42)(1)
Ratios (to average net assets)
Expenses(3)                                                     1.20%             N/A             1.18%             1.94%
Net investment income(3)                                       (0.68)%            N/A            (0.91)%           (1.61)%

(1) Calculated based on average shares outstanding.
(2) Commencement of operations
(3) Includes the fund's share of Standish Small Cap Growth Portfolio's allocated expenses.
(4) The portfolio turnover provided is for Standish Small Cap Growth Portfolio, which is the master fund in which the fund invests all of its investable assets.
(5) Computed on an annualized basis.
(6) Amounts are not meaningful due to the short period of operations.
**Total return would have been lower in the absence of expense waivers.
++ Not annualized.


                                       21         Standish Group of Equity Funds

Financial Highlights
--------------------------------------------------------------------------------
Small Capitalization Equity Fund

                                                                                Fiscal year ended
                                                                                   September 30,
                                                             -----------------------------------------------------------
                                                             2001(5)          2000(5)          1999(5)           1998(5)
Net asset value--beginning of period                         $230.48          $163.38          $125.22           $199.50
                                                             -------          -------          -------           -------

Income from investment operations
  Net investment income/(loss)*                                (0.07)(1)        (1.29)(1)        (0.84)(1)         (0.93)(1)
  Net realized and unrealized gain (loss)                     (54.83)(6)       101.69            53.31            (49.71)
                                                             -------          -------          -------           -------
  Total from investment operations                            (54.90)          100.40            52.47            (50.64)
                                                             -------          -------          -------           -------

Less distributions declared to shareholders
  From net realized gain on investments                      (167.43)          (33.30)          (14.31)           (23.64)
                                                             -------          -------          -------           -------
  Total distributions declared to shareholders               (167.43)          (33.30)          (14.31)           (23.64)
                                                             -------          -------          -------           -------
  Net asset value--end of period                               $8.15          $230.48          $163.38           $125.22
                                                             =======          =======          =======           =======
Total return+++                                               (46.58)%          67.64%           44.02%           (27.20)%

Ratios (to average daily net assets)/Supplemental data

  Net assets at end of period (000 omitted)                  $17,073         $151,063         $147,332          $147,000
  Expenses*,(2)                                                 0.74%            0.74%            0.74%             0.74%
  Net investment income/(loss)*                                (0.33)%          (0.57)%          (0.56)%           (0.57)%
  Portfolio turnover                                             136%(4)          153%(4)          173%(3)           107%(3)

----------
*The investment adviser voluntarily did not impose some or all of its investment advisory fee and limited the fund's expenses. Had these actions not been taken, the net investment income per share and the ratios would have been:

Net investment income (loss) per share                        $(0.14)(1)       $(0.45)(1)       $(0.30)(1)        $(0.34)(1)
Ratios (to average net assets)
Expenses(2)                                                     1.08%            0.77%            0.80%             0.78%
Net investment income (loss)                                   (0.67)%          (0.60)%          (0.62)%           (0.61)%

+ Computed on an annualized basis.
++ Not annualized.
+++ Total return would have been lower in absence of expense waivers.
(1) Calculated based on average shares outstanding.
(2) Includes the fund's share of Standish Small Cap Equity Portfolio's allocated expenses for the periods from May 3, 1996 to January 27, 2000.
(3) Represents activity of the Standish Small Capitalization Equity Portfolio while the Fund was invested in the Standish Small Capitalization Equity Portfolio.
(4) Represents portfolio turnover while the fund was investing directly in securities.
(5) Amounts were adjusted to reflect a 1:3 reverse share split effective December 14, 2000.
(6) Amount includes litigation proceeds received by the Fund for $0.14 relating to NASDAQ recovery.


Standish Group of Equity Funds          22

Financial Highlights
--------------------------------------------------------------------------------

International Equity Fund

                                                                                 Fiscal year ended
                                                                                   September 30,
                                                              ----------------------------------------------------------
                                                               2001             2000             1999              1998
Net asset value--beginning of period                          $23.45           $23.77           $20.17            $23.57
                                                              ------           ------           ------            ------
Income from investment operations
  Net investment income*                                        0.24(1)          0.24(1)          0.27(1)           0.32
  Net realized and unrealized gain (loss)                      (3.63)            1.42             3.98             (1.17)
                                                              ------           ------           ------            ------
  Total from investment operations                             (3.39)            1.66             4.25             (0.85)
                                                              ------           ------           ------            ------

Less distributions declared to shareholders
  From net investment income                                   (0.20)           (0.43)           (0.33)            (0.31)
  From net realized gains on investments                       (1.33)           (1.55)           (0.32)            (2.24)
                                                              ------           ------           ------            ------
  Total distributions declared to shareholders                 (1.53)           (1.98)           (0.65)            (2.55)
                                                              ------           ------           ------            ------
  Net asset value--end of period                              $18.53           $23.45           $23.77            $20.17
                                                              ======           ======           ======            ======
Total return**                                                (15.40)%           7.07%           21.26%            (2.92)%

Ratios (to average daily net assets)/Supplemental data

  Net assets at end of period (000 omitted)                  $48,227          $39,230          $39,018           $36,816
  Expenses*                                                     1.00%            1.00%            1.00%             1.00%
  Net investment income*                                        1.13%            0.98%            1.20%             1.30%
  Portfolio turnover                                              74%             112%             195%              206%

----------
* For the periods indicated, the investment adviser voluntarily did not impose some or all of its investment advisory fee and limited the fund's expenses. Had these actions not been taken, the net investment income per share and the ratios would have been:

Net investment income per share                                $0.16(1)         $0.15(1)         $0.18(1)          $0.22
Ratios (to average net assets
Expenses                                                        1.37%            1.36%            1.41%             1.42%
Net investment income                                           0.76%            0.62%            0.79%             0.88%

(1) Calculated based on average shares outstanding.
(2) Computed on an annualized basis.
** Total return would have been lower in the absence of expense limitations. ++ Not annualized.


                                       23         Standish Group of Equity Funds

Financial Highlights
--------------------------------------------------------------------------------

Standish International Small Cap Fund

                                                                                 For the period from
                                                        Fiscal Year Ended        February 1, 2000(2)
                                                        September 30, 2001       to September 30, 2000
                                                        ------------------       ---------------------
Net asset value--beginning of period                         $10.65                     $10.00
                                                            -------                    -------
Income from investment operations
  Net investment income (loss)*                                0.11(1)                    0.09(1)
  Net realized and unrealized gain (loss)                     (1.89)                      0.63
                                                            -------                    -------
  Total from investment operations                            (1.78)                      0.72

Less distributions declared to shareholders
  From net investment income                                  (0.08)                     (0.07)
  From realized gain on investment                            (0.24)                        --
                                                            -------                    -------
  Total distributions                                         (0.32)                     (0.07)
                                                            -------                    -------
  Net asset value--end of period                              $8.55                     $10.65
                                                            =======                    =======
Total return**                                               (17.13)%                     7.19%(3)

Ratios (to average daily net assets)/Supplemental data

  Net assets at end of period (000 omitted)                 $22,386                    $17,092
  Expenses*                                                    1.25%                      1.25%(5)
  Net investment income (loss)*                                1.10%                      1.21%(5)
  Portfolio turnover                                             89%                        70%(3)

----------
*The investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and reimbursed the fund for all or a portion of its operating expenses. If these voluntary actions had not been taken, the net investment income per share and the ratios would have been:

Net investment income (loss) per share                        $0.04(1)                   $0.01(1)
Ratios (to average net assets)
Expenses                                                       1.98%                      2.29%(4)
Net investment income                                          0.37%                      0.17%(4)

(1) Calculated based on average shares outstanding.
(2) Commencement of operations
(3) Not annualized.
** Total return would have been lower in absence of expense waivers.
(4) Computed on an annualized basis.


Standish Group of Equity Funds          24

Standish Mellon Asset Management Company LLC is an investment counseling firm that manages assets for institutional investors and high net worth individuals as well as mutual funds. Standish Mellon offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

For More Information
--------------------------------------------------------------------------------

For investors who want more information about the Standish group of equity funds, the following documents are available free upon request.

Annual/Semiannual Reports

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. Each fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds at:

Standish Funds
P.O. Box 51407
Boston, MA 02205-1407

Telephone: 1.800.221.4795

Email:
funds@standishmellon.com

Internet:
http://www.standishmellon.com

Investors can review the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies:

o For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

o For a fee, by sending an email or electronic request to the Public Reference Room of the Commission at: publicinfo@sec.gov

o     Free from the Commission's Internet website at http://www.sec.gov

[LOGO] STANDISH FUNDS(R)
       One Financial Center
       Boston, MA 02111-2662
       800.221.4795
       www.standishmellon.com
                                                          Investment Company Act
                                                          file number (811-4813)

                                                                          02-150

January 28, 2003

                                  STANDISH LOGO


                     STANDISH, AYER & WOOD INVESTMENT TRUST
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 221-4795

                       STATEMENT OF ADDITIONAL INFORMATION

                         Standish Group of Equity Funds
                         ------------------------------
                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund


This combined Statement of Additional Information (SAI) is not a prospectus. The SAI expands upon and supplements the information contained in the combined prospectus dated January 28, 2003, as amended and/or supplemented from time to time, of Standish Select Value Fund (Select Value Fund), Standish Small Cap Value Fund (Small Cap Value Fund), Standish Small Cap Growth Fund (Small Cap Growth Fund), Standish Small Capitalization Equity Fund (Small Cap Fund), Standish International Equity Fund (International Equity Fund) and Standish International Small Cap Fund (International Small Cap Fund), each a separate investment series of Standish, Ayer & Wood Investment Trust (Trust).

This SAI should be read in conjunction with the funds' prospectus. Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the funds by contacting the funds at the phone number above. Each fund's financial statements which are included in the 2002 annual reports to shareholders are incorporated by reference into this SAI.


                                    Contents


   INVESTMENT OBJECTIVES AND POLICIES..........................................2
   DESCRIPTION OF SECURITIES AND RELATED RISKS.................................5
   INVESTMENT TECHNIQUES AND RELATED RISK.....................................14
   INVESTMENT RESTRICTIONS....................................................21
   CALCULATION OF PERFORMANCE DATA............................................29
   MANAGEMENT.................................................................37
   TRUSTEES AND OFFICERS OF THE TRUST AND PORTFOLIO TRUST.....................37
   MATERIAL RELATIONSHIPS OF THE DISINTERESTED TRUSTEES.......................41
   PURCHASE AND REDEMPTION OF SHARES..........................................50
   PORTFOLIO TRANSACTIONS.....................................................51
   BROKERAGE COMMISSIONS......................................................52
   DETERMINATION OF NET ASSET VALUE...........................................53
   THE FUNDS AND THEIR SHARES.................................................54
   THE PORTFOLIO AND ITS INVESTORS............................................55
   TAXATION...................................................................55
   ADDITIONAL INFORMATION.....................................................60
   EXPERTS AND FINANCIAL STATEMENTS...........................................60

                       INVESTMENT OBJECTIVES AND POLICIES


The prospectus describes the investment objective and policies of each fund. The following discussion supplements the description of the funds' investment policies in the prospectus.

Master/Feeder Structure. Select Value Fund invests all of its investable assets in Standish Select Value Portfolio (the "Select Value Portfolio"). Small Cap Growth Fund invests all of its investable assets in Standish Small Cap Growth Portfolio ("Small Cap Growth Portfolio"). Small Cap Value Fund invests all of its investable assets in Standish Small Cap Value Portfolio ("Small Cap Value Portfolio"). International Equity Fund invests all of its investable assets in Standish International Equity Portfolio ("International Equity Portfolio"). International Small Cap Fund invests all of its investable assets in Standish International Small Cap Portfolio ("International Small Cap Portfolio"). These five funds are sometimes referred to in this SAI as the Feeder Funds. Each Portfolio is a series of the Standish, Ayer and Wood Master Portfolio (the "Portfolio Trust"), an open-end management investment company. Standish Mellon Asset Management Company LLC ("Standish" or the "adviser") is the investment adviser to Select Value and Small Cap Growth Portfolios and Small Capitalization Equity Fund, Small Cap Value Fund, International Equity Fund and International Small Cap Fund. Standish is sometimes referred to in this SAI as the "adviser." Each Portfolio has the same investment objective and restrictions as its corresponding fund. Because the Feeder Funds invest all of their investable assets in their corresponding Portfolios, the description of each fund's investment policies, techniques, specific investments and related risks that follow also apply to the corresponding Portfolio.

In addition to these Feeder Funds, other feeder funds may invest in these Portfolios, and information about the other feeder funds is available from Standish. The other feeder funds invest in the Portfolios on the same terms as the funds and bear a proportionate share of the Portfolios' expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the funds, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a fund would be required to withdraw is investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

If a fund is requested to vote on a matter affecting the Portfolio in which it invests, the fund will call a meeting of its shareholders to vote on the matter. The fund will then vote on the matter at the meeting of the Portfolio's investors in the same proportion that the fund's shareholders voted on the matter. The fund will vote those shares held by its shareholders who did not vote in the same proportion as those fund shareholders who did vote on the matter. A majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or the Portfolio Trust, as the case may be, have adopted procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and of the Portfolio Trust.

Suitability. None of the funds is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the funds.

Select Value Fund

Additional Investment Information. On July 1, 2000, the fund changed its name from Standish Equity Fund to Standish Select Value Fund and the Select Value Portfolio changed its name from Standish Equity Portfolio to Standish Select Value Portfolio.


Under normal circumstances, at least 80% of Select Value Fund's total assets are invested in a diversified portfolio of equity and equity-related securities. The fund may invest in equity securities of foreign issuers that are listed on a U.S. securities exchange or traded in the U.S. OTC market, but will not invest more than 10% of its total assets in such securities that are not so listed or traded. The fund may also, to a limited extent, invest in debt securities and preferred stocks that are convertible into, or exchangeable for, common stocks. Generally, such securities will be rated, at the time of investment, Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's") or AAA, AA or A by Standard & Poor's Ratings Group ("Standard & Poor's"), Duff and Phelps ("Duff") or Fitch IBCA International ("Fitch") or, if unrated, will be determined by the adviser to be of comparable credit quality. Up to 5% of the fund 's total assets invested in convertible debt securities and preferred stocks may be rated, at the time of investment, Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the adviser to be of comparable credit quality.


Small Cap Value Fund


Additional Investment Information. Under normal circumstances, at least 80% of Small Cap Value Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Index measured at the end of each of the previous twelve months. Small Cap Value Fund may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the fund 's net assets. The fund may participate in initial public offerings for previously privately held companies which are generally expected to have market capitalizations within the range of market capitalizations of the companies included in the Russell 2000 Index, updated monthly, after the consummation of the offering, and whose securities are expected to be liquid after the offering. The fund may also invest up to 15% of its total assets in equity and equity-related securities of foreign issuers, including issuers located in emerging markets.


Small Cap Growth Fund


Additional Investment Information. On January 31, 2000, the fund changed its name from Standish Small Capitalization Equity Fund II to Standish Small Cap Growth Fund and the Small Cap Growth Portfolio changed its name from Standish Small Capitalization Equity Portfolio II to Standish Small Cap Growth Portfolio. The trustees approved this name changes so that the fund 's and Portfolio's names are more reflective of the manner in which Standish manages the fund and the Portfolio.

Under normal circumstances, at least 80% of Small Cap Growth Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months. Small Cap Growth Fund may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the fund 's net assets. The fund may participate in initial public offerings for previously privately held companies which are generally expected to have market capitalizations within the range of market capitalizations of the companies included in the Russell 2000 Growth Index, updated monthly, after the consummation of the offering, and whose securities are expected to be liquid after the offering. The fund may also invest up to 15% of its total assets in equity and equity-related securities of foreign issuers, including issuers located in emerging markets.

Small Cap Fund

Additional Investment Information. Under normal circumstances, at least 80% of Small Cap Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months. The fund may invest in securities of larger, more mature companies, provided that such investments do not exceed 20% of the fund 's net assets. The Fund may participate in initial public offerings for previously privately held companies which are expected to have market capitalizations no greater than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months, after the consummation of the offering, and whose securities are expected to be liquid after the offering. The fund may also invest up to 15% of its total assets in equity securities of foreign issuers, including issuers located in emerging markets.


International Equity Fund


Additional Investment Information. Under normal circumstances, at least 80% of International Equity Fund's net assets are invested in equity and equity-related securities of companies located in the foreign countries represented in the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"), Canada and, to a limited extent, emerging markets. The fund will purchase securities representing various industries and sectors. Up to 25% of the fund 's total assets may be invested in securities of issuers located in emerging markets, provided that not more than 5% of the fund 's total assets may be invested in issuers located in any one emerging market.

Capital growth is expected to result primarily from appreciation of the equity securities held in the fund 's portfolio. However, the fund may take advantage of changes in currency exchange rates in an effort to realize additional capital appreciation. The fund may also invest in fixed income securities such as bonds, notes, Eurodollar securities and other debt obligations issued by the U.S. government, its agencies, authorities and sponsored enterprises, foreign governments and their political subdivisions, and corporate issuers located in or doing business in foreign countries. These fixed income securities will be rated at the time of investment A or better by Moody's, Standard & Poor's, Duff or Fitch or, if unrated, determined by Standish to be of comparable credit quality. Income received on the fund 's investments is incidental to the fund 's primary objective to obtain long-term capital gains. The fund may invest in preferred stocks of an issuer of any credit quality if the common stocks of the issuer are not available to the fund for investment.


International Small Cap Fund


Additional Investment Information. Under normal circumstances, at least 80% of International Small Cap Fund's net assets are invested in equity and equity-related securities, including preferred stocks, of companies located in the foreign countries represented in the Salomon Smith Barney Broad Market ex-U.S. Index, and, to a limited extent, emerging markets. The fund will purchase securities representing various industries and sectors. The fund may purchase stocks not identified by the quantitative models in order to gain exposure to emerging industries. The fund may also participate in initial public offerings for previously privately held companies which are expected to have market capitalizations within the range of capitalizations of companies included in the Broad Market Index after the consummation of the offering, and whose securities are expected to be liquid after the offering. Up to 25% of the fund 's total assets may be invested in securities of issuers located in emerging markets, provided that not more than 5% of the fund 's total assets may be invested in issuers located in any one emerging market.

Capital growth is expected to result primarily from appreciation of the equity securities held in the fund 's portfolio. However, the fund may take advantage of changes in currency exchange rates in an effort to realize additional capital appreciation. The fund may also invest in fixed income securities such as bonds, notes, Eurodollar securities and other debt obligations issued by the U.S. government, its agencies, authorities and sponsored enterprises, foreign governments and their political subdivisions, and corporate issuers located in or doing business in foreign countries. These fixed income securities will be rated at the time of investment A or better by Moody's, Standard & Poor's, Duff or Fitch or, if unrated, determined by Standish to be of comparable credit quality. Income received on the fund 's investments is incidental to the fund 's primary objective to obtain long-term capital gains. The fund may invest in preferred stocks of an issuer of any credit quality if the common stocks of the issuer are not available to the fund for investment.


                   DESCRIPTION OF SECURITIES AND RELATED RISKS

General Risks of Investing in the Group of Equity Funds

The funds invest primarily in equity and equity-related securities and are subject to the risks associated with investments in such securities. Because investing in equity and equity-related securities is the principal investment strategy for each of the funds, the risks associated with these investments are described in the prospectus. The funds are also subject to the risks associated with direct investments in foreign securities and, to a lesser degree, to the risks associated with investments in fixed income securities.

Investing in Foreign Securities. International Equity and International Small Cap Funds may invest in foreign securities without limit. Small Cap, Small Cap Growth and Small Cap Value Funds limit their investments in foreign securities to 15% of their total assets, including securities of foreign issuers that trade on a U.S. exchange or in the U.S. OTC market. Select Value Fund may invest without limit in foreign securities which trade on a U.S. exchange or in the U.S. OTC market, but may not invest more than 10% of its total assets in foreign securities which are not so listed or traded. Investors should understand that the expense ratios of the funds may be higher than that of investment companies investing exclusively in domestic securities because of the cost of maintaining the custody of foreign securities.

Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage).

A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on divided or interest payments (or in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investment in those countries.


Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a fund's investments are denominated relative to the U.S. dollar will affect the fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to that country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a fund's securities are quoted would reduce the fund's net asset value per share.

International Equity and International Small Cap Funds may invest any portion of their assets in securities denominated in a particular foreign currency. The portion of the International Equity Fund's and International Small Cap Fund's assets invested in securities denominated in non-U.S. currencies will vary depending on market conditions. The other funds may invest a smaller portion of their assets in securities denominated in foreign currencies.


Each fund may enter into forward foreign currency exchange contracts and cross-currency forward contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date and may purchase and sell foreign currency futures contracts and cross-currency futures contracts to seek to hedge against chances in foreign currency exchange rates, although Select Value, Small Cap, Small Cap Growth and Small Cap Value Funds have no current intention to engage in such transactions. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. A cross-currency forward contract is a forward contract that uses one currency which historically moves in relation to a second currency to hedge against changes in that second currency.


See "Strategic and Derivative Transactions" within the "Investment Techniques and Related Risks" section for a further discussion of the risks associated with currency transactions.




Investing in Securities of Emerging Markets. Although each fund invests primarily in securities of established issuers based in the U.S. and, particularly in the case of International Equity and International Small Cap Funds, in other developed markets, each fund may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe, Latin and South America, the Mediterranean and Africa. International Equity and International Small Cap Funds may invest up to 25% of their total assets in issuers located in emerging markets. Select Value, Small Cap, Small Cap Growth and Small Cap Value Funds may invest up to 10% of their total assets in issuers located in emerging markets generally and up to 3% of their total assets in issuers of any one specific emerging market country. The funds may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries.

Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of U.S. issuers whose securities are principally traded in the United States. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading and frequent artificial limits on daily price movements, resulting in lack of liquidity and in price uncertainty; (iii) certain national policies which may restrict a fund's investment opportunities, including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) the absence of developed legal structures governing private or foreign investment in private property which may adversely affect the fund's ability to retain ownership of its securities during periods of economic, social or political turmoil; and (v) high rates of inflation and rapid fluctuations in interest rates that have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

The economies of emerging market countries may be predominantly based on only a small number of industries or dependent on revenues from the sale of particular commodities or on international aid or development assistance. As a result, these economies may be significantly more vulnerable to changes in local or global trade conditions, and may suffer from volatile or extreme fluctuations in currency exchange rates, inflation and deflation rates as well as debt burdens. Many emerging market countries have experienced and will continue to experience periods of rapid inflation, resulting in significant market uncertainty and sharp drops in the U.S. dollar value of the country's assets. The currencies of emerging market countries may also be devalued as a result of governmental action in addition to market factors. Recently, the economies of certain emerging market countries have experienced deflation which has diminished the demand for goods and services resulting in excess capacity in factories that were built upon the forecast of continuing strong demand for such goods and services. All of these risks may adversely affect the funds' investments in emerging market countries.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund's investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In certain countries, the funds may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the funds. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and no fund is required to invest in any emerging market country.


In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. Due to restrictions on direct investment in equity securities in certain emerging market countries, such as Taiwan, the funds may invest only through investment funds in such emerging market countries.

The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the funds to the extent that they invest in emerging market countries.

Market Characteristics. All of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange. Equity securities of most emerging market companies are generally less liquid and subject to greater price volatility than equity securities of U.S. companies of comparable size. Some of the stock exchanges in the emerging market countries are in the earliest stages of their development.


Certain of the securities markets of emerging market countries are marked by high concentrations of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Even the market for relatively widely traded securities in the emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which a fund's operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses. To the extent that any emerging market country experiences rapid increases in its money supply and investment in equity securities is made for speculative purposes, the equity securities traded in any such country may trade at price-earnings ratios higher than those of comparable companies trading on securities markets in the United States. Such price-earnings ratios may not be sustainable.


Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and a fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and a fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

Brokerage commissions and other transactions costs on securities exchanges in emerging market countries are generally higher than in the United States. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies in emerging market countries than exists in the United States. Brokers in emerging market countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S. companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the United States.

Economic, Political and Social Factors. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of a fund's assets so invested.

Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. In the past, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of a fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

Investing in Fixed Income Securities

The funds may invest a portion of their total assets in fixed income securities. Fixed income securities are subject to interest rate risk, default risk and call and extension risk.


Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.


Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a fund to sustain losses on such investments. A default could impact both interest and principal payments. Because the funds invest only in investment grade fixed income securities, this risk is reduced.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a fund will suffer from the inability to invest in higher yield securities.


Credit Quality. Investment grade securities are those that are rated at least Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's, Duff or Fitch) or, if unrated, determined by the adviser to be of comparable credit quality. If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute a fund's credit quality and also to determine the security's rating category. If the rating of a security held by a fund is downgraded below investment grade, the adviser will determine whether to retain that security in the fund's portfolio. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.


Specific Risks


The following sections include descriptions of specific risks that are associated with a fund's purchase of a particular type of security or the utilization of a specific investment technique.

Common Stocks. The funds purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.


Small Capitalization Stocks. Small Cap, Small Cap Growth, Small Cap Value and International Small Cap Funds invest primarily, and Select Value Fund may invest to a lesser extent, in securities of small capitalization companies. Although investments in small capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more established companies. The securities of small companies may be subject to more volatile market movements than securities of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. The securities of small capitalization companies may be traded only on the OTC market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by a fund of securities in order to meet redemptions or otherwise may require the fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.


Convertible Securities. Each fund may invest in convertible debt and preferred stock. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants. Each fund may purchase warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

Depositary Receipts and Depositary Shares. The funds may purchase depository receipts and depository shares. Depositary receipts and depositary shares are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. Examples of such investments include, but are not limited to, American Depositary Receipts and Shares ("ADRs" and "ADSs"), Global Depositary Receipts and Shares ("GDRs" and "GDSs") and European Depositary Receipts and Shares ("EDRs" and "EDSs").

Investments in REITs. Each fund may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under the Internal Revenue Code of 1986, as amended (the "Code").

Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.


U.S. Government Securities. Each fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation), or
(d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.


Sovereign Debt Obligations. International Equity and International Small Cap Funds may invest in sovereign debt obligations. Investments in sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a fund's net asset value, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.


A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Repurchase Agreements. Select Value, Small Cap, Small Cap Growth and Small Cap Value Funds may each invest up to 10% of its net assets in repurchase agreements. International Equity and International Small Cap Funds are not subject to the same limit, except that investments in repurchase agreements maturing in more than 7 days are subject to a fund's 15% limit on investments in illiquid securities. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by a fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the adviser.

Short Sales. Each fund may engage in short sales and short sales against the box. In a short sale, a fund sells a security it does not own in anticipation of a decline in the market value of the security. In a short sale against the box, a fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When a fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must place cash or liquid assets in a segregated account that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of a fund's net assets.

Loans of Portfolio Securities. Subject to its investment restrictions, each fund except the Select Value Portfolio may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The rules of the New York Stock Exchange give a fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. A fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the adviser to be of good standing, and when, in the judgment of the adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to the lending agent in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.

Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in illiquid securities, although the Select Value, Small Cap, Small Cap Growth and Small Cap Value Funds invest in these securities only on an occasional basis. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

The Board of Trustees has adopted guidelines and delegated to the adviser the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees however retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.


Investments in Other Investment Companies. Each fund is permitted to invest up to 10% of its total assets in shares of registered investment companies and up to 5% of its total assets in any one registered investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. The funds may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, Standard & Poor's Depositary Receipts ("SPDRs") are exchange-traded shares of a closed-end investment company designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

Portfolio Turnover and Short-Term Trading. Although it is not the policy of any fund to purchase or sell securities for trading purposes, the funds place no restrictions on portfolio turnover and will sell a portfolio security without regard to the length of time such security has been held if, in the adviser's view, the security meets the criteria for disposal. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in a fund's realization of larger amounts of short-term capital gains, distributions from which are taxable to shareholders as ordinary income. See "Financial Highlights" in the funds' prospectus for each fund's portfolio turnover rates.

Temporary Defensive Investments. Notwithstanding a fund's investment objective, each fund may on occasion, for temporary defensive purposes to preserve capital or to meet redemption requests, hold part or all of its assets in cash and investment grade money market instruments (i.e., securities with maturities of less than one year) and short-term debt securities (i.e., securities with maturities of one to three years). Each fund may also invest uncommitted cash and cash needed to maintain liquidity for redemptions in investment grade money market instruments and short-term debt securities. Each fund is limited to investing up to 20% of its net assets in investment grade fixed income securities under normal circumstances.

The money market instruments and short-term debt securities in which the funds may invest consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities;

instruments (including negotiable certificates of deposit, non-negotiable fixed time deposits and bankers' acceptances) of U.S. banks and foreign banks; repurchase agreements; and prime commercial paper of U.S. companies and foreign companies.

Money market instruments in which the funds invest will be rated at the time of purchase P-1 by Moody's or A-1 or Duff-1 by Standard & Poor's, Duff and Fitch or, if unrated, determined by the adviser to be of comparable quality. At least 95% of each fund's assets invested in short-term debt securities will be rated, at the time of investment, Aaa, Aa, or A by Moody's or AAA, AA, or A by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the adviser. Up to 5% of each fund's total assets invested in short-term debt securities may be invested in securities which are rated Baa by Moody's or BBB by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the adviser.


                     INVESTMENT TECHNIQUES AND RELATED RISK

Strategic and Derivative Transactions. Each fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed income market movements) or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each fund may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing their investment objectives, each fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into currency transactions such as forward foreign currency exchange contracts, cross-currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect a fund's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the funds will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that Select Value Fund is underweighted in cyclical stocks and overweighted in consumer stocks, Select Value Fund may buy a cyclical index call option and sell a cyclical index put option and sell a consumer index call option and buy a consumer index put option. Under such circumstances, any unrealized loss in the cyclical position would be netted against any unrealized gain in the consumer position (and vice versa) for purposes of calculating the fund's net loss exposure.

The ability of a fund to utilize Strategic Transactions successfully will depend on the adviser's ability to predict pertinent market and currency and interest rate movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The funds' activities involving Strategic Transactions may be limited in order to enable the funds to satisfy the requirements of the Code for qualification as a regulated investment company.

Risks of Strategic and Derivative Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The risks associated with the funds' transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. The writing of put and call options may result in losses to the funds, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the funds can realize on their respective investments or cause the funds to hold a security they might otherwise sell or sell a security they might otherwise hold. The use of currency transactions by a fund can result in the fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. The writing of options could significantly increase a fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the funds might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by a fund in writing options and entering into futures transactions is potentially unlimited; however, as described above, each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of a fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

Risks of Strategic and Derivative Transactions Outside the United States. When conducted outside the United States and especially in emerging markets, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, a fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised) the underlying instrument at the exercise price. A fund may purchase a call option on a security, currency, futures contract, index or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The funds are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The funds will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by the funds and portfolio securities "covering" the amount of the funds' obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are subject to the funds' restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The funds will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the adviser.

If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale (writing) of put options can also provide income.

Each fund may purchase and sell (write) call options on equity securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All call options sold by the funds must be "covered" (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call option sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

Each fund may purchase and sell (write) put options on equity securities and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.


Options on Securities Indices and Other Financial Indices. Each fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities in their portfolios.

General Characteristics of Futures. Each fund may enter into financial futures contracts or purchase or sell put and call options on such futures. The International Equity Fund and International Small Cap Fund may enter into futures contracts which are based upon indexes of foreign securities, such as the CAC40 or Nikkei 225. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.


The funds' use of financial futures and options thereon will in all cases be consistent with currently applicable regulatory requirements and in particular the regulations of the Commodity Futures Trading Commission (the "CTFC") relating to exclusions from regulation as a commodity pool operator. Those regulations, including proposed amendments, provide that the funds may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CTFC to the extent that either (x) the aggregate initial margin and option premiums required to establish such non-hedging positions (net the amount the positions were "in the money" at the time of purchase) do not exceed 5% of each fund's respective net asset value, after taking into account unrealized profits and losses on such positions or (y) the aggregate notional value of such positions does not exceed the liquidation value of the fund 's portfolio after taking into account realized profits and unrealized losses on any subcontracts entered into. The CFTC has provided assurances that mutual funds may rely on the proposed amendments to the regulations prior to their adoption. Typically, maintaining a futures contract or selling an option thereon requires a fund to deposit with its custodian for the benefit of a futures commission merchant (or directly with the Futures Commission merchant), as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the funds. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.


Currency Transactions. The funds may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

The funds' transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic and Derivative Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.


A fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Each fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the fund has or in which the fund expects to have portfolio exposure. For example, a fund may hold a South Korean security and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar.


To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the fund's securities denominated in linked currencies. For example, if the adviser considers that the British pound is linked to the euro, a fund holds securities denominated in pounds and the adviser believes that the value of pounds will decline against the U.S. dollar, the adviser may enter into a contract to sell euros and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the funds if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the funds are engaging in proxy hedging. If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


Swaps, Caps, Floors, Spreads and Collars. Among the Strategic Transactions into which each of the funds may enter are interest rate, currency rate and index swaps and the purchase or sale of related caps, floors, spreads and collars. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar or a spread is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.


The funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a fund receiving or paying, as the case may be, only the net amount of the two payments. The funds will not enter into any swap, cap, floor, spread or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, spreads and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors, spreads and collars are considered illiquid for purposes of each fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors, spreads and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors, spreads and collars are illiquid, and are subject to each fund's limitation on investing in illiquid securities.

Combined Transactions. Each fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple swap transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, swaps, currency, multiple currency transactions (including forward currency contracts) and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the adviser it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Use of Segregated Accounts. Each fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. A fund will not enter into Strategic Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. A fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund's records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund's obligations on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund's obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

Eurodollar Contracts. Each fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Short-Term Trading. Each fund will sell a portfolio security without regard to the length of time that security has been held if, in the adviser's view, the security meets the criteria for disposal.

Portfolio Diversification and Concentration. Each fund is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the fund's total assets may be invested in the securities of a single issuer and (ii) each fund will purchase no more than 10% of the outstanding voting securities of a single issuer. The funds will not concentrate (invest 25% or more of their total assets) in the securities of issuers in any one industry. The funds' policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.


                             INVESTMENT RESTRICTIONS


The funds and the Portfolios have adopted the following fundamental policies. Each fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund or the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund or the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund or the Portfolio. A fund's non-fundamental policies may be changed by the Board of Trustees, without shareholder approval, in accordance with applicable laws, regulations or regulatory policy.

Standish Select Value Fund and Select Value Portfolio. As a matter of fundamental policy, the Select Value Portfolio (Select Value Fund) may not:


1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. government securities.

2. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

3. Purchase real estate or real estate mortgage loans.

4. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

5. Purchase or sell commodities or commodity contracts (except futures contracts and options on such futures contracts and foreign currency exchange transactions).

6. With respect to at least 75% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

7. Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the Portfolio (fund) may borrow from banks in an amount up to 15% of the current value of its total assets as a temporary measure for extraordinary or emergency purposes (but not investment purposes), and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

8. Make loans of portfolio securities, except that the Portfolio (fund) may enter into repurchase agreements and except that the fund may enter into repurchase agreements with respect to 10% of the value of its net assets.


The following restrictions are not fundamental policies and may be changed by the Trustees of the Portfolio Trust (Trust) without investor approval, in accordance with applicable laws, regulations or regulatory policy. The Select Value Portfolio (Select Value Fund) may not:


a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c. Invest more than 15% of its net assets in securities which are illiquid.

d. Purchase additional securities if the fund's borrowings exceed 5% of its net assets (this restriction is fundamental with respect to the fund, but not the Portfolio).

Small Cap Value Fund and Small Cap Value Portfolio. As a matter of fundamental policy, Small Cap Value Portfolio (Small Cap Value Fund) may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Portfolio's (fund's) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Portfolio (fund) may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (fund) as a result of the ownership of securities.

6. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the Portfolio
(fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies.

8. Make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the Portfolio's (fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval in accordance with applicable laws, regulations or regulatory policy. The Small Cap Value Portfolio (Fund) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c. Invest more than 15% of its net assets in securities which are illiquid.


Small Cap Growth Fund and Small Cap Growth Portfolio. As a matter of fundamental policy, Small Cap Growth Portfolio (Small Cap Growth Fund) may not:


1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Portfolio's (fund's) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Portfolio (fund) may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (fund) as a result of the ownership of securities.

6. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the Portfolio
(fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio's (fund's) investment policies.

8. Make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the Portfolio's (fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

The following restrictions are not fundamental policies and may be changed by he Trustees of the Portfolio Trust (Trust) without investor approval in accordance with applicable laws, regulations or regulatory policy. The Small Cap Growth Portfolio (Small Cap Growth Fund) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c. Invest more than 15% of its net assets in securities which are illiquid.

d. Purchase additional securities if the fund's borrowings exceed 5% of its net assets.


Small Cap Fund. As a matter of fundamental policy, Small Cap Fund may not:


1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities.

2. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

3. Purchase real estate or real estate mortgage loans.

4. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

5. Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

6. With respect to at least 75% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

7. Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the fund may borrow from banks in an amount up to 15% of the current value of its total assets as a temporary measure for extraordinary or emergency purposes (but not investment purposes), and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

8. Make loans of portfolio securities, except that the fund may enter into repurchase agreements with respect to 10% of the value of its net assets.


The following restrictions are not fundamental policies and may be changed by the Trustees of the Trust without investor approval, in accordance with applicable laws, regulations or regulatory policy. The Small Cap Fund may not:


a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c. Invest more than 15% of its net assets in securities which are illiquid.

d. Purchase additional securities if the fund's borrowings exceed 5% of its net assets (this restriction is fundamental with respect to the fund, but not the Portfolio).

International Equity Fund and International Equity Portfolio. As a matter of fundamental policy, the International Equity Portfolio (International Equity
Fund) may not:

1. With respect to at least 75% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities and other investment companies) or acquire more than 10% of the outstanding voting securities of any issuer.

2. Issue senior securities, borrow money or pledge or mortgage its assets, except that the Portfolio (fund) may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the Portfolio (fund) may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

3. The Portfolio (fund) may not make loans, except that the Portfolio (fund) (1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the Portfolio's (fund's) total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

4. Invest more than 25% of the current value of its total assets in any single industry (not including obligations of the U.S. Government or its agencies and instrumentalities).

5. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

6. Purchase real estate or real estate mortgage loans, although the Portfolio
(fund) may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

7. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

8. Purchase or sell commodities or commodity contracts, except that the Portfolio (fund) may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The International Equity Fund (International Equity Portfolio) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c. Invest more than 15% of its assets in securities which are illiquid.

International Small Cap Fund and International Small Cap Portfolio. As a matter of fundamental policy, International Small Cap Portfolio (International Small Cap Fund) may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Portfolio's (fund's) total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Portfolio (fund) may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (fund) may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Portfolio (fund) may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the Portfolio (fund) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the Portfolio
(fund) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund's investment policies.

8. Make loans, except that the fund (1) may lend portfolio securities in accordance with the Portfolio's (fund's) investment policies up to 33 1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (fund's) total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (fund).

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval in accordance with applicable laws, regulations or regulatory policy. The International Small Cap Portfolio (Fund) may not:

a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

c. Invest more than 15% of its net assets in securities which are illiquid.


                         * * * * * * * * * * * * * * * *


Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Select Value, Small Cap Growth, Small Cap Value, International Small Cap and International Equity Funds may each invest all of its assets in the securities of a single open-end registered investment company with substantially the same fundamental investment objectives, restrictions and policies as the fund.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a fund's assets will not constitute a violation of the restriction.

For purposes of each fund's fundamental investment restriction regarding industry concentration, the adviser generally classifies issuers by industry in accordance with classifications set forth in the Director of Companies Filing Annual Reports with the Securities and Exchange Commission. In the absence of such classification or if the adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.


                         CALCULATION OF PERFORMANCE DATA


Each fund may, from time to time, advertise certain total return information. A fund's average annual total return, including average annual total return after taking into account taxes paid on distributions from the fund and taxes paid upon the complete liquidation of the investment in the fund, is calculated by finding the average annual compound rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations if shorter) that would equate the initial amount invested to the ending value according to the following formulas:

      Average annual return: T=(ERV/P)^(1/N)-1

      Average annual return after taxes on distributions:
      T1 = (ATVD/P)^(1/N) - 1

      Average annual return after taxes on distributions and redemptions:
      T2 = (ATVDr/P)^(1/N) - 1

      Where:

      P = a hypothetical initial payment of $1,000.

      T = average annual total return.

      T1 = average annual total return (after taxes on distributions).

      T2 = average annual total return (after taxes on distributions and redemptions).

      n = number of years

      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

      ATVD = ending value of a hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

      ATVDr = ending value of a hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

For average annual total return calculations which reflect the payment of taxes, the highest individual marginal federal income tax rates in effect on the date of reinvestment of the dividend is applied to each component of the distribution (e.g., ordinary income, short-term capital gain or long-term capital gain). No taxes are due on the portions of the distributions which are classified as exempt interest or which are non-taxable, such as returns of capital. When calculating taxes on redemptions, a complete redemption at the end of the 1-, 5- or 10-year periods is assumed and net redemption proceeds are determined by subtracting capital gains taxes resulting from the redemption and adding the benefits, if any, from capital losses resulting from the redemption. The highest federal individual capital gains rate for each type of gain (e.g., short-term or long-term) in effect on the date of the redemption is used to determine the net taxes due on the redemption. The applicable tax rates used for determining taxes on distributions and redemptions may vary over the measurement periods. State and local taxes are not considered in these calculations. In addition, the after-tax calculations disregard the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum tax. Actual after-tax performance will differ depending on your individual circumstances.

The funds' average annual total return for the one-, five-, and ten-year (or life of fund, if shorter) periods ended September 30, 2002 were as follows:

                           Average Annual Total Return

         Fund                                  1 Year        5-Year        10-Year   Since Inception
----------------------------------------------------------------------------------------------------
Select Value Fund
----------------------------------------------------------------------------------------------------
   Return before taxes                         (17.70%)      (1.95)%        10.69%       11.59%(1)
----------------------------------------------------------------------------------------------------
   Return after taxes on distributions         (18.88)%      (4.65)%         7.68%
----------------------------------------------------------------------------------------------------
   Return after taxes on distributions          (9.44)%      (1.92)%         8.12%
   and redemptions
----------------------------------------------------------------------------------------------------
Small Cap Value Fund
----------------------------------------------------------------------------------------------------
   Return before taxes                           5.35%         N/A            N/A        12.82%(4)
----------------------------------------------------------------------------------------------------
   Return after taxes on distributions           4.57%         N/A            N/A        11.98%(4)
----------------------------------------------------------------------------------------------------
   Return after taxes on distributions           3.48%         N/A            N/A        10.13%(4)
   and redemptions
----------------------------------------------------------------------------------------------------
Small Cap Growth Fund
----------------------------------------------------------------------------------------------------
   Return before taxes                         (15.33)%       2.34%           N/A(3)      8.80%(3)
----------------------------------------------------------------------------------------------------
   Return after taxes on distributions         (15.33)%       0.67%           N/A(3)      7.35%(3)
----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
   Return after taxes on distributions          (9.42)%         1.65%       N/A (3)       7.15%(3)
   and redemptions
-------------------------------------------------------------------------------------------------------
Small Cap Fund
-------------------------------------------------------------------------------------------------------
   Return before taxes                         (12.76)%        (3.91)%         8.34%     11.93%(2)
-------------------------------------------------------------------------------------------------------
   Return after taxes on distributions         (12.76)%       (15.58)%         0.16%
-------------------------------------------------------------------------------------------------------
   Return after taxes on distributions          (7.84)%        (3.92)%         5.83%
   and redemptions
-------------------------------------------------------------------------------------------------------
International Equity Fund
-------------------------------------------------------------------------------------------------------
   Return before taxes                          (6.77)%        (0.12)%         4.15%      3.64%(5)
-------------------------------------------------------------------------------------------------------
   Return after taxes on distributions          (7.07)%        (2.13)%         2.43%
-------------------------------------------------------------------------------------------------------
   Return after taxes on distributions          (4.05)%        (0.79)%         2.86%
   and redemptions
-------------------------------------------------------------------------------------------------------
International Small Cap Fund
-------------------------------------------------------------------------------------------------------
   Return before taxes                           5.39%(6)       4.44%(6)        N/A       9.38%(6)
-------------------------------------------------------------------------------------------------------
   Return after taxes on distributions           5.02%(6)       4.19%(6)        N/A       9.19%(6)
-------------------------------------------------------------------------------------------------------
   Return after taxes on distributions           3.42%(6)       3.58%(6)        N/A       7.82%(6)
   and redemptions
-------------------------------------------------------------------------------------------------------

(1)   Select Value Fund commenced operations on June 2, 1991.
(2)   Small Cap Fund commenced operations on September 1, 1990.
(3)   Small Cap Growth Fund commenced operations on December 23, 1996.
(4)   Small Cap Value Fund commence operations on February 1, 2000.
(5)   International Equity Fund commenced operations on December 8, 1988.
(6) International Small Cap Fund commenced operations on February 1, 2000. For periods prior to February 1, 2000, the performance record of the International Small Cap Fund includes the performance record of its predecessor fund, SIMCO International Small Cap Fund, L.P. The predecessor fund was advised by Standish Investment Management Company, LLC, a wholly-owned subsidiary of Standish ("SIMCO"), using investment strategies and policies that are substantially similar to those of the International Small Cap Fund. The predecessor fund was not, however, registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds (such as the International Small Cap Fund). If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected.

These performance quotations should not be considered as representative of any fund's performance for any specified period in the future. In addition to average annual return quotations, the funds may quote quarterly and annual total returns on a net (with management and administration fees deducted) and gross basis as follows:


Select Value Fund


-----------------------------------
Quarter/Year      Net         Gross
-----------------------------------
    1Q93          7.71         7.91
-----------------------------------
    2Q93          2.76         2.96
-----------------------------------
    3Q93          6.64         6.84
-----------------------------------
    4Q93          2.34         2.54
-----------------------------------
    1993         20.79        21.72
-----------------------------------
    1Q94         (2.30)       (2.13)
-----------------------------------
    2Q94         (3.14)       (2.96)
-----------------------------------
    3Q94          3.22         3.40
-----------------------------------
    4Q94         (1.50)       (1.33)
-----------------------------------
    1994         (3.78)       (3.10)
 -----------------------------------

-----------------------------------
    1Q95          8.76         8.93
-----------------------------------
    2Q95         11.10        11.28
-----------------------------------
    3Q95          9.56         9.74
-----------------------------------
    4Q95          3.90         4.09
-----------------------------------
    1995         37.55        38.46
-----------------------------------
    1Q96          6.84         6.99
-----------------------------------
    2Q96          2.69         2.87
-----------------------------------
    3Q96          4.96         5.17
-----------------------------------
    4Q96         10.16        10.33
-----------------------------------
    1996         26.84        27.71
-----------------------------------
    1Q97          1.17         1.36
-----------------------------------
    2Q97         17.62        17.81
-----------------------------------
    3Q97         13.55        13.74
-----------------------------------
    4Q97          0.85         1.02
-----------------------------------
    1997         36.27        37.19
-----------------------------------
    1Q98         12.64        12.82
-----------------------------------
    2Q98         (1.87)       (1.71)
-----------------------------------
    3Q98        (18.66)      (18.50)
-----------------------------------
    4Q98         19.23        19.40
-----------------------------------
    1998          7.21         7.92
-----------------------------------
    1Q99         (6.98)       (6.83)
-----------------------------------
    2Q99         (8.02)       (8.19)
-----------------------------------
    3Q99         (6.27)       (6.10)
-----------------------------------
    4Q99          6.00         6.19
-----------------------------------
    1999         (0.17)        0.51
-----------------------------------
    1Q00          5.42         5.60
-----------------------------------
    2Q00         (1.65)       (1.47)
-----------------------------------
    3Q00          6.02         6.21
-----------------------------------
    4Q00          8.04         8.23
-----------------------------------
    2000         18.76        19.61
-----------------------------------
    1Q01         (5.39)       (5.22)
-----------------------------------
    2Q01          1.83         2.01
-----------------------------------
    3Q01        (10.83)      (10.67)
-----------------------------------
    4Q01          6.94         7.13
-----------------------------------
    2001         (8.13)       (7.47)
-----------------------------------
    1Q02          2.26         2.44
-----------------------------------
    2Q02         (8.98)       (8.82)
-----------------------------------
    3Q02        (17.31)      (17.18)
-----------------------------------
    4Q02
-----------------------------------
    2002
-----------------------------------


Small Cap Fund


-----------------------------------
Quarter/Year       Net        Gross
-----------------------------------
    1Q93          0.62         0.84
-----------------------------------
    2Q93          3.45         3.70
-----------------------------------
    3Q93         14.45        14.67
-----------------------------------

-----------------------------------
    4Q93          7.63         7.83
-----------------------------------
    1993         28.21        29.30
-----------------------------------
    1Q94         (3.48)       (3.29)
-----------------------------------
    2Q94         (4.39)       (4.19)
-----------------------------------
    3Q94          5.90         6.11
-----------------------------------
    4Q94         (1.42)       (1.22)
-----------------------------------
    1994         (3.66)       (2.88)
-----------------------------------
    1Q95          6.03         6.22
-----------------------------------
    2Q95          2.55         2.73
-----------------------------------
    3Q95         16.17        16.36
-----------------------------------
    4Q95          2.80         2.98
-----------------------------------
    1995         29.83        30.77
-----------------------------------
    1Q96          6.60         6.80
-----------------------------------
    2Q96         10.27        10.47
-----------------------------------
    3Q96         (2.98)       (2.80)
-----------------------------------
    4Q96         (2.91)       (3.11)
-----------------------------------
    1996         17.36        18.24
-----------------------------------
    1Q97        (12.33)      (12.16)
-----------------------------------
    2Q97         20.87        21.08
-----------------------------------
    3Q97         20.72        20.92
-----------------------------------
    4Q97         (9.98)       (9.80)
-----------------------------------
    1997         15.16        15.99
-----------------------------------
    1Q98         13.35        13.55
-----------------------------------
    2Q98         (7.01)       (6.84)
-----------------------------------
    3Q98        (23.27)      (23.12)
-----------------------------------
    4Q98         25.77        25.97
-----------------------------------
    1998          1.71         2.45
-----------------------------------
    1Q99         17.28        17.55
-----------------------------------
    2Q99         14.01        14.27
-----------------------------------
    3Q99         (2.14)       (1.96)
-----------------------------------
    4Q99         56.40        56.65
-----------------------------------
    1999         79.10        80.34
-----------------------------------
    1Q00         23.07        23.27
-----------------------------------
    2Q00         (9.18)       (9.02)
-----------------------------------
    3Q00         (4.11)       (3.96)
-----------------------------------
    4Q00        (24.69)      (24.54)
-----------------------------------
    2000        (19.28)      (18.72)
-----------------------------------
    1Q01        (21.24)      (21.07)
-----------------------------------
    2Q01         19.01        19.21
-----------------------------------
    3Q01        (24.33)      (24.17)
-----------------------------------
    4Q01         19.14        19.35
-----------------------------------
    2001        (15.49)      (14.84)
-----------------------------------
    1Q02         (0.62)       (0.44)
-----------------------------------
    2Q02        (11.09)      (10.92)
-----------------------------------
    3Q02        (17.13)      (16.97)
-----------------------------------
    4Q02
-----------------------------------
    2002
-----------------------------------

Small Cap Growth Fund


-----------------------------------
Quarter/Year       Net        Gross
-----------------------------------
    4Q96          1.90%        1.90%
-----------------------------------
    1Q97         (8.73)       (8.73)
-----------------------------------
    2Q97         27.80        27.80
-----------------------------------
    3Q97         22.55        22.55
-----------------------------------
    4Q97         (8.48)       (8.48)
-----------------------------------
    1997         30.82        30.82
-----------------------------------
    1Q98         16.07        16.07
-----------------------------------
    2Q98         (4.87)       (4.63)
-----------------------------------
    3Q98        (18.73)      (18.52)
-----------------------------------
    4Q98         27.36        27.65
-----------------------------------
    1998         14.30        15.14
-----------------------------------
    1Q99         17.28        17.55
-----------------------------------
    2Q99         14.01        14.27
-----------------------------------
    3Q99          1.08         1.33
-----------------------------------
    4Q99         68.44        68.76
-----------------------------------
    1999        127.67       129.69
-----------------------------------
    1Q00         16.94        17.20
-----------------------------------
    2Q00         (7.11)       (6.89)
-----------------------------------
    3Q00         (6.21)       (5.98)
-----------------------------------
    4Q00        (22.12)      (21.92)
-----------------------------------
    2000        (20.66)      (19.89)
-----------------------------------
    1Q01        (19.82)      (19.61)
-----------------------------------
    2Q01         16.05        16.32
-----------------------------------
    3Q01        (24.59)      (24.38)
-----------------------------------
    4Q01         17.21        17.49
-----------------------------------
    2001        (17.76)      (16.92)
-----------------------------------
    1Q02         (0.96)       (0.72)
-----------------------------------
    2Q02        (12.05)      (11.77)
-----------------------------------
    3Q02        (17.09)      (16.87)
-----------------------------------
    4Q02
-----------------------------------
    2002
-----------------------------------


International Small Cap Fund*


-----------------------------------
Quarter/Year       Net        Gross
-----------------------------------
    1Q96          9.12         9.12
-----------------------------------
    2Q96          8.12         8.12
-----------------------------------
    3Q96          0.48         0.48
-----------------------------------
    4Q96          6.23         6.23
-----------------------------------
    1996         25.94        25.94
-----------------------------------
    1Q97          2.47         2.85
-----------------------------------
    2Q97         12.31        12.73
-----------------------------------
    3Q97          1.71         2.09
-----------------------------------
    4Q97        (13.32)      (13.0)
-----------------------------------
    1997          1.45         2.99
-----------------------------------

-----------------------------------
    1Q98         21.69        22.14
-----------------------------------
    2Q98          2.01         2.40
-----------------------------------
    3Q98        (20.87)      (20.56)
-----------------------------------
    4Q98         12.06        12.40
-----------------------------------
    1998         10.09        11.67
-----------------------------------
    1Q99          9.30         9.67
-----------------------------------
    2Q99         14.28        14.73
-----------------------------------
    3Q99         10.33        10.77
-----------------------------------
    4Q99          2.40         2.80
-----------------------------------
    1999         41.13        43.27
-----------------------------------
    1Q00          5.48         5.83
-----------------------------------
    2Q00          3.68         3.50
-----------------------------------
    3Q00         (2.92)       (2.63)
-----------------------------------
    4Q00         (1.51)       (1.20)
-----------------------------------
    2000          4.07         5.37
-----------------------------------
    1Q01         (9.43)       (9.15)
-----------------------------------
    2Q01          7.13         7.46
-----------------------------------
    3Q01        (13.29)      (13.00)
-----------------------------------
    4Q01          7.35         7.68
-----------------------------------
    2001         (9.67)       (8.54)
-----------------------------------
    1Q02          7.24         7.56
-----------------------------------
    2Q02          7.37         7.73
-----------------------------------
    3Q02        (14.74)      (14.45)
-----------------------------------
    4Q02
-----------------------------------
    2002
-----------------------------------


*For periods prior to February 1, 2000, the performance record of the International Small Cap Fund includes the performance record of its predecessor fund, SIMCO International Small Cap Fund, L.P.

International Equity Fund


-----------------------------------
Quarter/Year       Net        Gross
-----------------------------------
    1Q93          7.23         7.57
-----------------------------------
    2Q93          3.11         3.48
-----------------------------------
    3Q93          8.45         8.77
-----------------------------------
    4Q93         15.32        15.64
-----------------------------------
    1993         38.27        40.01
-----------------------------------
    1Q94         (5.87)       (5.57)
-----------------------------------
    2Q94         (0.06)        0.22
-----------------------------------
    3Q94          2.84         3.17
-----------------------------------
    4Q94         (3.87)       (3.59)
-----------------------------------
    1994         (6.99)       (5.83)
-----------------------------------
    1Q95         (5.07)       (4.78)
-----------------------------------
    2Q95          2.57         2.86
-----------------------------------
    3Q95          2.41         2.68
-----------------------------------
    4Q95          2.31         2.68
-----------------------------------
    1995          2.01         3.26
-----------------------------------

-----------------------------------
    1Q96          2.38         2.51
-----------------------------------
    2Q96          4.89         5.02
-----------------------------------
    3Q96         (1.15)       (1.03)
-----------------------------------
    4Q96          1.22         1.34
-----------------------------------
    1996          7.44         7.97
-----------------------------------
    1Q97         (1.72)       (1.60)
-----------------------------------
    2Q97         11.85        12.12
-----------------------------------
    3Q97         (2.08)       (1.83)
-----------------------------------
    4Q97         (9.40)       (9.17)
-----------------------------------
    1997         (2.47)       (1.63)
-----------------------------------
    1Q98         21.51        21.78
-----------------------------------
    2Q98          3.52         3.77
-----------------------------------
    3Q98        (14.82)      (14.61)
-----------------------------------
    4Q98         16.22        16.49
-----------------------------------
    1998         24.53        25.71
-----------------------------------
    1Q99         (2.09)       (1.85)
-----------------------------------
    2Q99          3.37         3.62
-----------------------------------
    3Q99          3.08         3.32
-----------------------------------
    4Q99         12.96        13.22
-----------------------------------
    1999         17.85        18.97
-----------------------------------
    1Q00         (0.88)       (0.64)
-----------------------------------
    2Q00          0.41         0.65
-----------------------------------
    3Q00         (4.11)       (3.96)
-----------------------------------
    4Q00          0.47         0.71
-----------------------------------
    2000         (4.77)       (3.84)
-----------------------------------
    1Q01         (9.43)       (9.15)
-----------------------------------
    2Q01          7.13         7.46
-----------------------------------
    3Q01        (13.29)      (13.00)
-----------------------------------
    4Q01          7.35         7.68
-----------------------------------
    2001         (9.67)       (8.54)
-----------------------------------
    1Q02          3.17         3.42
-----------------------------------
    2Q02          3.64         3.89
-----------------------------------
    3Q02        (16.50)      (16.28)
-----------------------------------
    4Q02
-----------------------------------
    2002
-----------------------------------

These performance quotations should not be considered as representative of a fund's performance for any specified period in the future. Each fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, Select Value Fund may compare its performance to the Russell 1000 Value Index, which is generally considered to be representative of those Russell 1000 companies with value characteristics, and the S&P 500 Index. The S&P 500 Index is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Russell 1000 Index is generally considered to be representative of unmanaged large capitalization stocks in the United States markets. The Small Cap and Small Cap Growth Funds may compare their performances to the Russell 2000 Index, which is generally considered to be representative of unmanaged small capitalization stocks in the United States markets, the Russell 2000 Growth Index, which is generally considered to be representative of those Russell 2000 companies with higher price-to-book ratios and forecasted growth, and the S&P 500 Index. The Small Cap Value Fund may compare its performance to the Russell 2000 Index and the Russell 2000 Value Index, which is generally considered to be representative of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values and the S&P 500 Index. The International Equity Fund may compare its performance to the EAFE Index. The EAFE Index is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in European, Australian and Far Eastern securities markets and is based on month-end market capitalization. The International Small Cap Fund may compare its performance to the Salomon Smith Barney Broad Market Index ex-U.S. The EMI ex-U.S. represents the small capitalization component of the Salomon Brothers Extended Market Index excluding the U.S. The Broad Market Index is a comprehensive float weighted equity index consisting of every company with an investable market capitalization of $100 million in 23 countries. Investable market capitalization is defined as total market capital less large private holdings, government holdings and corporate cross-holdings and taking into account legal restrictions on foreign investment. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare a fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.


                                   MANAGEMENT


Trustees and Officers of the Trust and Portfolio Trust

The Board of Trustees has established the investment objective and policies which govern each fund's and each Portfolio's operation. The Board has appointed officers of the Trust and Portfolio Trust who conduct the day-to-day business of each fund. The Board, however, remains responsible for ensuring that each fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. The trustees of the Portfolio Trust are identical to the trustees of the Trust. All executive officers of the Trust and the Portfolio Trust are affiliates of Standish Mellon Asset Management Company LLC.

---------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)       Term of Office   Principal Occupation(s)          Number of      Other Directorships
Position with the Trust or     and Length of   During Past 5 Years            Portfolios in      Held by Trustees
Portfolio Trust                Time Served*                                    Fund Complex
                                                                               Overseen by
                                                                                 Trustee
---------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees
---------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (61)          Since 1986        Chairman of the Board             22            Director, Port
Trustee                                        and Chief Executive Officer,                      Financial Corp;
c/o Decision Resources, Inc.                    Decision Resources, Inc.;                      Cambridgeport Bank;
1100 Winter Street                             Trustee, Cornell University;                     and Charles Bridge
Waltham, MA  02451                              Director, CareGroup, Inc.                           Publishing

Benjamin M. Friedman (57)       Since 1986        William Joseph Maier,             22          Director, Private
Trustee                                           Professor of Political                      Export Funding Corp.;
c/o Harvard University                                   Economy,                                 Britanica.com;
Cambridge, MA  02138                                Harvard University                        Harvard Magazine; and
                                                                                                  Harvard Hillel

John H. Hewitt (67),            Since 1986         Trustee, The Peabody             22
Trustee                                                Foundation;
P.O. Box 233                                      Trustee, Mertens House, Inc.
New London, NH  03257

Caleb Loring III (58)           Since 1986        Trustee, Essex Street             22
Trustee                                                 Associates
c/o Essex Street Associates                      (family investment trust
400 Essex Street                                         office);
Beverly, MA  01915                               Director, Holyoke Mutual
                                                    Insurance Company;
                                                 Director, Carter Family
                                                       Corporation;
                                               Board Member, Gordon-Conwell
                                              Theological Seminary; Chairman
                                                  of the Advisory Board,
                                                        Salvation
                                                Army; Chairman, Vision New
                                                         England
---------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees
---------------------------------------------------------------------------------------------------------------------
**Richard S. Wood (47)          Since 1989     President, Director and Vice          22
President and Trustee                          Chairman of Standish Mellon
c/o Standish Mellon Asset                      Asset Management Company LLC
Management Company LLC,                         since July 2001; formerly
One Financial Center                              President and Managing
Boston, MA  02111                               Director, Standish, Ayer &
                                                Wood, Inc.; Executive Vice
                                                 President and Director,
                                                  Standish International
                                                 Management Company, LLC
---------------------------------------------------------------------------------------------------------------------
                                 Interested Principal Officers who are not Trustees
---------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield (45)        Since 2002    Director and Chief Compliance
Vice President and Secretary                     Officer since July 2001,
c/o Standish Mellon Asset                         Standish Mellon Asset
Management Company LLC,                          Management Company LLC;
One Financial Center                              formerly Director and
Boston, MA  02111                             Compliance Officer, Standish,
                                                    Ayer & Wood, Inc.

Steven M. Anderson (36)         Since 2002      Assistant Vice President,
Vice President and Treasurer                      Standish Mellon Asset
c/o Standish Mellon Asset                      Management Company LLC since
Management Company LLC,                       July 2001; formerly Assistant
One Financial Center                            Vice President and Mutual
Boston, MA  02111                              Funds Controller, Standish,
                                              Ayer & Wood, Inc. since April
                                              1, 1998; formerly Independent
                                                Consultant for Banking and
                                                    Financial Services
Denise B. Kneeland (50)         Since 1996       Vice President, Standish
Assistant Vice President                         Mellon Asset Management
c/o Standish Mellon Asset                      Company LLC since July 2001;
Management Company LLC,                        formerly Vice President and
One Financial Center                              Manager, Mutual Funds
Boston, MA  02111                              Operations, Standish, Ayer &
                                                        Wood, Inc.
Lisa Kane (31)                  Since 2000      Assistant Vice President,
Assistant Vice President                          Standish Mellon Asset
c/o Standish Mellon Asset                      Management Company LLC since
Management Company LLC,                       July 2001; formerly Assistant
One Financial Center                            Vice President and Client
Boston, MA  02111                                 Service Professional,
                                               Standish, Ayer & Wood, Inc.
Cara E. Hultgren (31)           Since 2002       Supervisor, Mutual Fund
Assistant Vice President                       Operations, Standish Mellon
c/o Standish Mellon Asset                      Asset Management Company LLC
Management Company LLC,                         since July 2001; formerly
One Financial Center                             Supervisor, Mutual Fund
Boston, MA  02111                              Operations, Standish, Ayer &
                                                        Wood, Inc.

Jonathan M. Windham (27)        Since 2002    Performance Analyst, Standish
Assistant Vice President                         Mellon Asset Management
c/o Standish Mellon Asset                      Company LLC since July 2001;
Management Company LLC,                       formerly Performance Analyst,
One Financial Center                           Standish, Ayer & Wood, Inc.
Boston, MA  02111                               since 2000; formerly Fund
                                               Pricing Specialist/Analyst,
                                               PFPC, Inc. since 1997; prior
                                                     to 1997, student

* Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.
** Mr. Wood is an "interested Trustee," as defined in the 1940 Act due to his position as President of Standish Mellon.

The Trust and the Portfolio Trust each have two standing committees of the Board
- an Audit Committee and a Nominating Committee. Messrs. Fleming, Friedman, Loring and Hewitt, each a Disinterested Trustee, serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees who are not "interested persons" of the Trust or the Portfolio Trust (the "Disinterested Trustees"). The board of Trustees does not currently consider candidates proposed for nomination by the shareholders for election as Trustees.

[Note: To confirm meeting numbers at year end] During the most recently completed fiscal year for the Trust and the Portfolio Trust, the Trust's Board of Trustees held 4 meetings and the Portfolio Trust's Board of Trustees held 5 meetings. The Audit Committee held 4 meetings and the Nominating Committee held no meetings.

Set Forth below is the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002:

         [Note:  Please add ownership ranges]

--------------------------------------------------------------------------------------------------------------------
            Name of Trustee               Dollar Range of Equity Securities in    Aggregate Dollar Range of Equity
                                              the Trust or Portfolio Trust          Securities in All Registered
                                                                                  Investment Companies Overseen by
                                                                                   Trustee in the Standish Mellon
                                                                                           Family of Funds
--------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees
--------------------------------------------------------------------------------------------------------------------
           Samuel C. Fleming                                                                over $100,000
--------------------------------------------------------------------------------------------------------------------
         Benjamin M. Friedman                                                               over $100,000
--------------------------------------------------------------------------------------------------------------------
            John H. Hewitt                                                                  over $100,000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
           Caleb Loring, III                                                                over $100,000
--------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees
--------------------------------------------------------------------------------------------------------------------
            Richard S. Wood                                                                 over $100,000
--------------------------------------------------------------------------------------------------------------------


Compensation of Trustees and Officers


Neither the Trust nor the Portfolio Trust pays compensation to the Trustees of the Trust or the Portfolio Trust that are affiliated with Standish or to the Trust's and Portfolio Trust's officers. None of the Trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the fund s' shares) with the Trust or the Portfolio Trust during the fiscal year ended December 31, 2002, except that certain Trustees and officers who are directors and officers of Standish, may from time to time, purchase additional shares of common stock of Mellon Financial Corporation, the publicly traded indirect parent company of Standish.

The following table sets forth all compensation paid to the Trust's and the Portfolio Trust's trustees as of each fund's fiscal year ended December 31, 2002:

                      Aggregate Compensation from the Funds

                                                                                                  Retirement         Total
                                                                                                   Benefits       Compensation
                                      Small     Small                                             Accrued as     from Funds and
                           Select      Cap       Cap       Small                 International      Part of        Portfolio &
                           Value      Value     Growth      Cap   International    Small Cap         Funds'       Other Funds in
Name of Trustee            Fund**     Fund**    Fund**     Fund    Equity Fund       Fund**         Expense         Complex*
----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming
Benjamin M. Friedman
John H. Hewitt
Caleb Loring, III
Richard S. Wood

* As of the date of this Statement of Additional Information there were 22 funds in the fund complex.
** The fund bears its pro rata allocation of trustees' fees paid by its corresponding Portfolio to the trustees of the Portfolio Trust.

Material Relationships of the Disinterested Trustees

For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which Standish Mellon or any of its affiliates acts as investment adviser. For example, the related funds include all of the funds for which a subsidiary of Mellon serves as an investment adviser.

As of December 31, 2002, none of the Disinterested Trustees, nor any of the members of their immediate family, beneficially own any securities issued by Standish Mellon or any other entity in a control relationship to Standish Mellon. During the calendar years of 2000 and 2001, none of the Disinterested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in Standish Mellon or any other entity in a control relationship to Standish Mellon. During the calendar years 2001 and 2002, none of the Disinterested Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "fund-related party"): (i) the funds, (ii) an officer of any of the funds, (iii) a related fund, (iv) an officer of any related fund, (v) Standish Mellon; (vi) any affiliate of Standish Mellon; or (vii) an officer of any such affiliate.

During the calendar years 2001 and 2002, none of the Disinterested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the Trust's or Portfolio Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2001 and 2002, none of the Disinterested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:
(i) the Trust or Portfolio Trust, (ii) an officer of the Trust or Portfolio Trust, (iii) a related fund, (iv) an officer of any related fund, (v) Standish Mellon, or (vi) any other entity in a control relationship to the Trust or Portfolio Trust.


Certain Shareholders


At November 21, 2002, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each fund. Also at that date, no person beneficially owned 5% or more of the then outstanding shares of any fund except:

Select Value Fund

                                                              Percentage of
Name and Address                                              Outstanding Shares
--------------------------------------------------------------------------------
Self Insurance Revolving Fund                                             14.15%
University of Washington
280 Gerberding Hall
Box 351248
Seattle, WA 98195

Teamsters Local Union 918 Pension Fund                                    13.53%
2137-47 Utica Avenue
Brooklyn, NY 11234

Mac & Co. Omnibus Reinvest/Reinvest                                        7.26%
Mellon Private Asset management
Attn:  Mutual Fund Operations
P.O. Box 534005
Pittsburgh, PA 15253-4005

Living Care Villages of MA/North Hill                                      6.57%
865 Central Avenue
Needham, MA 02492

Charles Schwab & Co., Inc.                                                 5.05%
Special account FBO Customers
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA 94104

Small Cap Value Fund

                                                              Percentage of
Name and Address                                              Outstanding Shares
--------------------------------------------------------------------------------
Mac & Co. Omnibus Cash/Reinvest                                           15.36%
Mellon Private Asset Management
Attn:  Mutual Fund Operations
P.O. Box 534005
Pittsburgh, PA  15253-4005

Mac & Co. Omnibus Reinvest/Reinvest                                       11.38%
Mellon Private Asset management
Attn:  Mutual Fund Operations
P.O. Box 534005
Pittsburgh, PA 15253-4005

Fleet National Bank FBO Customer                                           7.98%
Revocable Trust
P.O. Box 92800
Rochester, NY  14692

Small Cap Fund

                                                              Percentage of
Name and Address                                              Outstanding Shares
--------------------------------------------------------------------------------
Pearlreef & Co.                                                           28.20%
c/o State Street Bank & Trust Co.
P.O. Box 470
Boston, MA  02102

FM Global Pension Plan - Equities                                         25.13%
C/o FM Global
225 Wyman Street
P.O. Box 9198
Waltham, MA  02454

Gordon College Diversified                                                11.02%
255 Grapevine Road
Wenham, MA  01984

Schrafft Charitable Trust                                                  9.96%
One Financial Center
Boston, MA  02111

International Equity Fund

                                                              Percentage of
Name and Address                                              Outstanding Shares
--------------------------------------------------------------------------------
Pearlreef & Co.                                                           20.39%
c/o State Street Bank & Trust Co.
P.O. Box 470
Boston, MA  02102

Factory Mutual Insurance Company                                          13.03%
225 Wyman Street
P.O. Box 9198
Waltham, MA  02454

Mac & Co. Omnibus Cash/Reinvest                                           12.14%
Mellon Private Asset Management
Attn:  Mutual Fund Operations
P.O. Box 534005
Pittsburgh, PA  15253-4005

Mac & Co. Omnibus Reinvest/Reinvest                                        7.19%
Mellon Private Asset management
Attn:  Mutual Fund Operations

P.O. Box 534005
Pittsburgh, PA 15253-4005

International Small Cap Fund

                                                              Percentage of
Name and Address                                              Outstanding Shares
--------------------------------------------------------------------------------
Factory Mutual Insurance Company                                          15.77%
225 Wyman Street
P.O. Box 9198
Waltham, MA  02454

Mac & Co. Omnibus Reinvest/Reinvest                                       11.52%
Mellon Private Asset management
Attn:  Mutual Fund Operations
P.O. Box 534005
Pittsburgh, PA 15253-4005

Mac & Co. Omnibus Cash/Reinvest                                            9.44%
Mellon Private Asset Management
Attn:  Mutual Fund Operations
P.O. Box 534005
Pittsburgh, PA  15253-4005

Charles Schwab & Co., Inc.                                                 8.71%
Special account FBO Customers
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA  94104

Small Cap Growth Fund

                                                              Percentage of
Name and Address                                              Outstanding Shares
--------------------------------------------------------------------------------
                               Institutional Class

Mac & Co. Omnibus Reinvest/Reinvest                                       15.47%
Mellon Private Asset management
Attn:  Mutual Fund Operations
P.O. Box 534005
Pittsburgh, PA 15253-4005

Living Care Villages of MA/North Hill                                     11.99%
865 Central Avenue
Needham, MA  02492

Charles Schwab & Co., Inc.                                                11.10%
Special account FBO Customers
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA  94104

Wells Fargo Bank Minnesota, NA                                             6.20%
FBO the AMF - Expansion Fund a/c 652944026
C/o Wells Fargo Bank Minnesota, NA
P.O. Box 1533
Minneapolis, MN  55480

Sheldon & Co.                                                              5.67%
c/o National City Bank
Attn:  Mutual Funds
P.O. Box 94984
Cleveland, OH  44101

                                  Service Class

American Express Trust Company                                            99.95%
FBO American Express Trust Retirement Services Plans
C/o American Express Trust Company
P.O. Box 534
N10/996-733 Marquette Ave.
Minneapollis, MN  55440


Investment Adviser


Standish Mellon Asset Management Company LLC serves as the adviser to the Select Value Portfolio, Small Cap Growth Portfolio, Small Cap Fund, Small Cap Value Portfolio, International Equity Portfolio and International Small Cap Portfolio pursuant to written investment advisory agreements. Standish, a Delaware limited liability company, was formed in 2001 as a result of the acquisition by Mellon of Standish, Ayer & Wood, Inc. Standish is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Standish is a wholly owned subsidiary of Standish Mellon Asset Management Holdings LLC ("SMAMH"), a Delaware limited liability company, located at One Financial Center, Boston, Massachusetts 02111. SMAMH, which is a wholly owned subsidiary of Mellon, serves as the holding company for the ownership interests of Standish.

The following, constituting the members of the Board of Directors and the Office of the Chairman of Standish, are Standish's controlling persons: Edward H. Ladd, Chairman and Director; James M. Gockley, Director; John J. Nagorniak, Director; Ronald P. O'Hanley, Director; Thomas P. Sorbo, Vice Chairman, Chief Operating Officer and Director; and Richard S. Wood, Vice Chairman, President and Director.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

Subject to the supervision and direction of the Trustees of the Trust and the Portfolio Trust, the adviser recommends investment decisions, places orders to purchase and sell securities and permits the Portfolios' and the funds to use the name "Standish." In addition to those services, the adviser provides the Small Cap Fund (but not the Portfolios) with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreements, the adviser is paid a fee for its services based upon a percentage of the Small Cap Fund's or the applicable Portfolio's average daily net asset value computed as set forth below. The advisory fees are payable monthly.

                          Contractual Advisory Fee Rate

   Fund (as a percentage of average daily net assets)
   --------------------------------------------------

Select Value                                       0.50%
Portfolio
Small Cap Value                                    0.80%
Portfolio
Small Cap Growth Portfolio                         0.80%
Small Cap                                          0.60%
Fund
International Equity                               0.80%
Portfolio
International Small Cap Portfolio                  1.00%

During the last fiscal year ended September 30, 2002 and the previous two fiscal years ended September 30, 2001 and 2000, the funds and the Portfolios paid advisory fees in the following amounts:

      Fund                                 2000           2001          2002
      ----                                 ----           ----          ----

Select Value Fund                           N/A
Select Value Portfolio                   $828,980        $711,418
Small Cap Value Fund                     $0(2)(4)      $92,254(4)
Small Cap Value Portfolio                                                N/A
Small Cap Growth Fund
Small Cap Growth Portfolio              $1,008,451     $436,540(7)
Small Cap Fund                          $742,203(1)    $109,014(1)
Small Cap Portfolio                     $317,710(1)        N/A
International Equity Fund               $180,477(3)    $179,989(3)
International Equity Portfolio                                           N/A
International Small Cap Fund             $0(2)(5)      $61,858(5)
International Small Cap Portfolio                                        N/A

(1) The Small Cap Fund withdrew its assets from the Small Cap Portfolio on January 28, 2000. After that date, the Small Cap Fund paid the adviser directly for managing its assets. For the fiscal years ended September 30, 2000, 2001 and 2002, the adviser voluntarily agreed not to impose a portion of its advisory fee (to the Portfolio and Fund) in the amounts of $16,107, $30,069 and $______, respectively.
(2) Small Cap Value and International Small Cap Funds commenced operations on February 1, 2000.

(3) For the period ended September 30, 2000, 2001 and 2002, the adviser voluntarily agreed not to impose a portion of its fees in the amounts of $149,939, $152,193 and $______, respectively.
(4) For the period ended September 30, 2000, 2001 and 2002, the adviser voluntarily agreed not to impose any of its advisory fee in the amount of $15,451, $80,781 and $______, respectively.
(5) For the period ended September 30, 2000, 2001 and 2002, the adviser voluntarily agreed not to impose any of its advisory fee in the amount of $103,453, $166,911 and $______, respectively.
(6) For the fiscal year ended September 30, 2001 and 2002, the adviser voluntarily agreed not to impose a portion of its fees in the amount of $44,733 and $______.

The adviser has voluntarily and temporarily agreed to limit total expense ratios (excluding brokerage commissions, taxes and extraordinary expenses) of Select Value Fund, Small Cap Fund and Small Cap Growth Fund, to 0.71%, 0.74% and 1.00%, respectively, of the applicable fund's average daily net assets. The adviser has agreed to limit the total annual expense ratios (excluding brokerage commissions, taxes and extraordinary expenses) of the International Equity Fund, International Small Cap Fund and Small Cap Value Fund such that they will not exceed 1.00%, 1.25% and 1.00%, respectively, through March 1, 2003. After March 1, 2003, the adviser has agreed to continue to limit the total expense ratios (excluding brokerage commissions, taxes and extraordinary expenses) of International Equity Fund, International Small Cap Fund and Small Cap Value Fund such that they will not exceed 1.25%, 1.50% and 1.25%, respectively.

Standish may revise or discontinue these agreements at any time although it has no current intention to do so. If an expense limitation is exceeded, the compensation due to the adviser shall be proportionately reduced by the amount of such excess by reduction or refund thereof, subject to readjustment during the period during which such limit is in place.

Pursuant to the investment advisory agreements, each Portfolio and the Small Cap Fund each bear expenses of their operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the Small Cap Fund and the Portfolios will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses.

The term of the investment advisory agreements for each Portfolio and Small Cap Fund ends on October 31, 2003. Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year after their initial terms but only so long as each such continuance is approved annually (i) by either the Trustees of the Trust or the Portfolio Trust (as applicable) or by the "vote of a majority of the outstanding voting securities" of the Small Cap Fund or the applicable Portfolio, and, in either event (ii) by vote of a majority of the Trustees of the Trust or the Portfolio Trust (as applicable) who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or the Portfolio Trust or by the "vote of a majority of the outstanding voting securities" of the Small Cap Fund or the applicable Portfolio or by the adviser, on sixty days' written notice to the other parties. The investment advisory agreements terminate in the event of their assignment as defined in the 1940 Act.

In an attempt to avoid any potential conflict with portfolio transactions for the Small Cap Fund and the Portfolios, the adviser, the Principal Underwriter, the Trust and the Portfolio Trust have each adopted codes of ethics containing extensive restrictions on personal securities trading by personnel of the adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. Subject to the requirements of the codes of ethics, personnel of the advisor and its affiliates may invest in securities, including securities that may be purchased or held by the funds and the Portfolios. The restrictions contained in the codes of ethics are a continuation of the basic principle that the interests of the Small Cap Fund and its shareholders, and the Portfolios and their investors, come before those of the adviser and its employees.

Factors Considered by the Disinterested Trustees in Approving the Investment Advisory Agreement.

The 1940 Act requires that the investment advisory agreements between the adviser and the Trust and Portfolio Trust, on behalf of each Fund or Portfolio, be approved annually both by the respective Boards of Trustees and also by a majority of the Disinterested Trustees voting separately. At a meeting held on October 8, 2002, each Board of Trustees, including all of the Disinterested Trustees voting separately in person, determined that the terms of each investment advisory agreement are fair and reasonable and that each agreement is in the best interest of the respective funds and Portfolios.

In evaluating each investment advisory agreement, the Trustees reviewed materials furnished by the adviser, including information about their respective affiliates, personnel, operations and financial condition. The Trustees also discussed with representatives of the adviser the Fund's and Portfolio's operations and the adviser's ability to provide advisory and other services to the Funds and the Portfolios. The Trustees also reviewed, among other things:

      o the scope and nature of the advisory and administrative services provided by the adviser and its affiliates;

      o the fee charged by the adviser for investment advisory services as well as other compensation or benefits, including "soft dollar" benefits, received by the adviser and its affiliates;

      o     sales and redemption activity of the Funds and Portfolios;

      o the investment performance, fees and total expenses of the Funds and the Portfolios and to the investment companies with similar objectives and strategies managed by other investment advisers as well as the investment performance of unmanaged securities indices;

      o the profitability to the adviser of managing the Funds and the Portfolios.

      o the experience of the investment advisory personnel providing services to the Funds and the Portfolios; and

      o the adviser's brokerage practices with respect to the Funds' and Portfolios' portfolio transaction.

The Trustees considered the following as relevant to their determination: (1) the favorable history, reputation, qualification and background of the adviser and Mellon as well as the qualifications of their respective personnel; (2) reasonableness of the fee and expense ratios of the Funds and Portfolios relative to the quality of services expected to be provided and their comparability to the fee and expense ratios of similar investment companies; (3) the strategic plan offered by Mellon for the support and growth of its asset management subsidiaries, and the adviser's place within that plan and (4) other factors that the Trustees deemed relevant. The Trustees deemed each of these factors to be relevant to their consideration of each investment advisory agreement.


  Administrator


Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston Massachusetts 02116, serves as the administrator to the Portfolios and Standish serves as the administrator to the feeder funds pursuant to written administration agreements with the Trust on behalf of these funds. As administrators, IBT and Standish manage the affairs of their respective Portfolios or funds, provide all necessary office space and services of executive personnel for administering the affairs of the funds, and, in the case of Standish, allows the feeder funds to use the name "Standish." For these services, IBT currently receives a fee from the funds based on a percentage of the fund's net assets according to the following formula: 0.0105% of net assets up to the first $1 billion, 0.0034% of net assets for the next $500 million and 0.0017% of net assets in excess of $1.5 billion. IBT also receives an aggregate fee of $14,188 per month from all of the Portfolios in the Portfolio Trust and the Small Cap Fund in the Trust. This fee is allocated among each Portfolio and Small Cap Fund based upon the relative asset sizes of the Portfolios and the Small Cap Fund. IBT receives an aggregate fee of $2,500 per month from all of the Feeder Funds in the Trust. This fee is allocated among each Feeder Fund based upon the relative asset sizes. Standish currently does not receive any additional compensation for its services as administrator. The trustees of the Trust may, however, determine in the future to compensate Standish for its administrative services. Each of the administration agreements can be terminated by either party on not more than sixty days' written notice.


Distributor of the Trust


Standish Fund Distributors, L.P., an affiliate of the adviser, serves as the Trust's exclusive principal underwriter and makes itself available to receive purchase orders for the funds' shares. In that capacity, Standish Fund Distributors has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the funds' shares in accordance with the terms of the Underwriting Agreement between the Trust and Standish Fund Distributors. Pursuant to the Underwriting Agreement, Standish Fund Distributors has agreed to use its best efforts to obtain orders for the continuous offering of the funds' shares. Standish Fund Distributors receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to each fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the applicable fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of Standish Fund Distributors are located at One Financial Center, 26th Floor, Boston, Massachusetts 02111.


                        PURCHASE AND REDEMPTION OF SHARES

Additional information on purchase and redemption of shares is included in the prospectus.


In addition to Standish Fund Distributors and other agents of the Trust, each fund has authorized one or more brokers and dealers to accept on its behalf orders for the purchase and redemption of fund shares. Under certain conditions, such authorized brokers and dealers may designate other intermediaries to accept orders for the purchase and redemption of fund shares. In accordance with a position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders are considered to have been received by a fund when accepted by the authorized broker or dealer or, if applicable, the authorized broker's or dealer's designee. Also in accordance with the position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders will receive the appropriate fund's net asset value per share next computed (subject to the imposition of a redemption fee, if applicable) after the purchase or redemption order is accepted by the authorized broker or dealer or, if applicable, the authorized broker's or dealer's designee. Shares of the funds purchased through authorized brokers and dealers may be subject to transaction fees on purchases or redemptions, no part of which will be received by any of the funds, Standish Fund Distributors or Standish.

The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the funds.


The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities paid upon redemption of fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.


                             PORTFOLIO TRANSACTIONS


The adviser is responsible for placing the Small Cap Fund's and each Portfolio's portfolio transactions and will do so in a manner deemed fair and reasonable to the Small Cap Fund and the Portfolios and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the funds. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Small Cap Fund and the Portfolios may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the Small Cap Fund and the Portfolios effect their securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the fund or the Portfolio generating the soft dollar credits. The investment advisory fee paid by the Small Cap Fund and the Portfolios under the investment advisory agreements will not be reduced as a result of the adviser's receipt of research services.

The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Small Cap Fund or a Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Small Cap Fund or a Portfolio. In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.


                              BROKERAGE COMMISSIONS


                   Aggregate Brokerage Commissions Paid by the
              Funds for Portfolio Transaction for the fiscal years
                               ended September 30,

--------------------------------------------------------------------------------
    Fund/Portfolio                      2000               2001           2002
--------------------------------------------------------------------------------
Select Value Fund(1)                     N/A                N/A
--------------------------------------------------------------------------------
Select Value Portfolio(4)              $317,420           $216,287
--------------------------------------------------------------------------------
Small Cap Value Fund(1)(3)(4)           $4,679            $100,583
--------------------------------------------------------------------------------
Small Cap Value Portfolio(4)             N/A                N/A
--------------------------------------------------------------------------------
Small Cap Growth Fund(1)                 N/A                N/A
--------------------------------------------------------------------------------
Small Cap Growth Portfolio(4)          $296,743           $158,073
--------------------------------------------------------------------------------
Small Cap Fund(2)(4)                   $206,395           $118,974
--------------------------------------------------------------------------------
Small Cap Portfolio(2)                   N/A                N/A
--------------------------------------------------------------------------------
International Equity Fund(1)           $286,388           $177,609
(4)
--------------------------------------------------------------------------------
International Equity                     N/A                N/A
Portfolio(4)
--------------------------------------------------------------------------------
International Small Cap                $ 39,264           $ 62,365
Fund(1)(2)(3)(4)
--------------------------------------------------------------------------------
International Small Cap                  N/A                N/A
Portfolio(4)
--------------------------------------------------------------------------------

(1) The fund is a feeder fund in the master-feeder structure and does not directly pay brokerage commissions but bears its pro rata share of brokerage commissions paid by its corresponding Portfolio.
(2) The Small Cap Fund withdrew its assets from the Small Cap Portfolio on January 28, 2000 and, is no longer a feeder fund. The Small Cap Fund thus directly pays its own brokerage commissions.
(3) The Small Cap Value Fund and International Small Cap Funds commenced operations on February 1, 2000.
(4) The Small Cap Value Fund, International Equity Fund and International Small Cap Fund's converted to the master-feeder structure after December 31, 2002.
(5) [Note: Please update. Shares of fund's regulator broker/dealers held by funds] At September 30, 2002, the following funds or portfolios held securities of their regular broker-dealers: The Select Value Portfolio held ______ shares of Goldman Sachs valued at $________, the Small Cap Value Fund held _____ shares of Investment Technology Group valued at $______, the Small Cap Growth Portfolio held ______ shares of Investment Technology Group valued at $_______, the Small Cap Fund held _____ shares of Investment Technology Group valued at $_______ and the International Equity Fund held _____ shares of Deutsche Bank AG and _____ shares of UBS AG valued at $_______ and $_______, respectively

                        DETERMINATION OF NET ASSET VALUE


Each fund's net asset value is calculated each day on which the NYSE is open (a "Business Day"). Currently, the NYSE is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of each fund's shares is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., New York City time). If the NYSE closes early, the calculation of net asset value will be accelerated to that time. Net Asset Value is computed by dividing the value of all securities and other assets of a fund (substantially all of which, in the case of Select Value Fund and Small Cap Growth Funds, will be represented by the fund's interest in its corresponding Portfolio) less all liabilities by the applicable number of fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees of each fund are accrued daily and taken into account for the purpose of determining net asset value.

The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding funds is determined. Each investor in a Portfolio may add to or reduce its investment in the Portfolio on each Business Day. As of the close of regular trading on the NYSE on each Business Day, the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in a Portfolio as of the close of regular trading on the NYSE on the following Business Day.


Portfolio securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith at the direction of the Trustees.

Money market instruments with less than sixty days remaining to maturity when acquired by a fund or Portfolio are valued on an amortized cost basis. If a fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees of the Trust or the Portfolio Trust determine during such sixty-day period that amortized cost does not represent fair value.


Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the NYSE. If a security's primary exchange is outside the U.S., the value of such security used in computing the net asset value of a fund 's shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE and will therefore not be reflected in the computation of the funds' net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees of the Trust or the Portfolio Trust.

                           THE FUNDS AND THEIR SHARES

Each fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each fund. Each share of a fund represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.


Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund . The Trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this SAI, the Trustees do not have any plan to establish multiple classes of shares for the funds. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the Trustees may authorize each fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund. As of the date of this SAI, the Select Value and Small Cap Growth Funds invest all of their investible assets in other open-end investment companies (i.e., the corresponding Portfolios).


All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.


Except as described below, whenever the Trust is requested to vote on a fundamental policy of or matters pertaining to a Portfolio, the Trust will hold a meeting of the associated fund's shareholders and will cast its vote proportionately as instructed by the fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the fund shareholders who do, in fact, vote. Subject to applicable statutory and regulatory requirements, a fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the fund, would not require the vote of the shareholders of the fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the fund. Any proposal submitted to holders in a Portfolio, and that is not required to be voted on by shareholders of the fund, would nonetheless be voted on by the Trustees of the Trust.


                         THE PORTFOLIO AND ITS INVESTORS

Each Portfolio is a series of Standish, Ayer & Wood Master Portfolio, which, like the Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Portfolio Trust was organized as a master trust fund under the laws of the State of New York on January 18, 1996.

Interests in a Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. A Portfolio normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of a Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio Trust may call a meeting of holders in the Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires a Portfolio to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of a Portfolio available for distribution to holders. Each holder in the Portfolio is entitled to a vote in proportion to its percentage interest in the Portfolio.

                                    TAXATION


Each series of the Trust, including each fund, is treated as a separate entity for accounting and tax purposes. Each fund has qualified and elected to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed timely to shareholders in accordance with the requirements of the Code.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, the corresponding fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because Select Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and International Small Cap Fund invest their assets in the corresponding Portfolios, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the corresponding fund to satisfy such requirements. Each Portfolio will allocate at least annually among its investors, including the corresponding fund, that Portfolio's net investment income net realized capital gains, and any other items of income, gain, loss, deduction or credit. Each Portfolio will make allocations to the corresponding fund in a manner intended to comply with the Code and applicable regulations and will make cash available for withdrawal at appropriate times and in sufficient amounts to enable the corresponding fund to satisfy the tax distribution requirements that apply to it and that must be satisfied in order for the fund to avoid Federal income and/or excise tax. For purposes of applying the requirements of the Code regarding qualification as a RIC, Select Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and International Small Cap Fund each will be deemed
(i) to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) to be entitled to the gross income of the corresponding Portfolio attributable to such share.


Each fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the funds as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated under the Code as if received by shareholders on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

The funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that the funds qualify as regulated investment companies, they will also not be required to pay any Massachusetts income tax.


The funds will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, a fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the fund and would not be required to be distributed as such to shareholders. [Note: Please update.] As of the end of its most recent taxable year, the Small Cap Growth Fund has $4,445,465 of capital loss carryforwards which expire on September 30, 2009, available to offset future net capital gains, the Small Capitalization Equity Fund has $3,406,176 of capital loss carryforwards which expire on September 30, 2009, available to offset future net capital gains, the International Equity Fund has $429,204 of capital loss carryforwards which expire on September 30, 2009, available to offset future net capital gains, the International Small Cap Fund has $107,485 of capital loss carryforwards which expire on September 30, 2009, available to offset future net capital gains.

Limitations imposed by the Code on regulated investment companies like the funds may restrict a fund's or a Portfolio's ability to enter into futures, options or currency forward transactions.

Certain options, futures or currency forward transactions undertaken by a fund or a Portfolio may cause the fund or Portfolio to recognize gains or losses from marking to market even though the fund's or Portfolio's positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain options, futures or forward contracts relating to foreign currency, as ordinary income or loss) and timing of some capital gains and losses realized by the Small Cap Fund or realized by a Portfolio and allocable to the corresponding fund. Additionally, a fund or Portfolio may be required to recognize gain if an option, future, forward contract, short sale, swap or other strategic transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund or

Portfolio under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by a fund to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts and/or offsetting or successor positions may be deferred under the tax straddle rules rather than being taken into account currently in calculating the funds' taxable income or gain and may also affect the long-term or short-term characterization of capital gains or losses from such position. Certain of the applicable tax rules may be modified if a fund or a Portfolio is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a fund's distributions to shareholders. Each fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.


The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps or interest rate swaps, caps, floors and collars are unclear in certain respects, and a fund or Portfolio will account for these instruments in a manner that is intended to allow the funds to continue to qualify as regulated investment companies.

In some countries, restrictions on repatriation may make it difficult or impossible for a fund or Portfolio to obtain cash corresponding to its earnings from such countries which may cause a fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.


Foreign exchange gains and losses realized by a Portfolio or the Small Cap Fund in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures contracts and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. In some cases, elections may be available that would alter this treatment. Any such transactions that are not directly related to the Portfolios', the Small Cap Fund's investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) could under future Treasury regulations produce income not among the types of "qualifying income" from which each fund must derive at least 90% of its gross income for its taxable year.

Each Portfolio and the Small Cap Fund may be subject to withholding and other taxes imposed by foreign countries with respect to investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in a fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the applicable fund's total assets (in the case of a fund that invests in a Portfolio, taking into account its allocable share of the Portfolio's assets) at the close of any taxable year were to consist of stock or securities of foreign corporations and the fund were to file an election with the Internal Revenue Service. Because the investments of the Select Value Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio are such that each fund that invests in such Portfolio expects that it generally will not meet this 50% requirement, shareholders of each such fund generally will not directly take into account the foreign taxes, if any, paid by the corresponding Portfolio and will not be entitled to any related tax deductions or credits. Such taxes will reduce the amounts these funds would otherwise have available to distribute.

The International Equity Portfolio and International Small Cap Portfolio may meet the 50% threshold referred to in the previous paragraph and International Equity Fund and International Small Cap Fund may therefore file an election with the Internal Revenue Service pursuant to which shareholders of the fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Portfolio and allocated to them even though not actually received by the Portfolios, and (ii) treat such respective pro rata portions as foreign taxes paid by the Portfolios. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes.

If International Equity Fund or International Small Cap Fund makes this election, shareholders may then deduct (not in excess of the tax actually owed by the fund) such pro rata portions of qualified foreign taxes in computing their taxable income, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by International Equity Portfolio or International Small Cap Portfolio and allocated to the corresponding funds, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Portfolio and allocated to the fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that International Equity Fund or International Small Cap Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Portfolio and allocated to the fund and (ii) the portion of Portfolio dividends allocated to the fund which represents income from each foreign country.

If a Portfolio acquires stock (including, under future regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the relevant fund could be subject to Federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized is timely distributed to its shareholders. Such funds would not be able to pass through to their shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require them to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Portfolios or the Small Cap Fund may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize each fund's tax liability or maximize its return from these investments.

Distributions from a fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be treated under the Code as ordinary income (if they are from the fund's investment company taxable income) or long-term capital gain (if they are from the fund's net capital gain and are designated by the fund as "capital gain dividends") whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

For purposes of the dividends received reduction available to corporations, dividends received by a fund, or dividends received by a Portfolio and allocable to its corresponding fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the fund or Portfolio, for U.S. Federal income tax purposes, for at least a minimum holding period, generally 46 days, extending before and after each dividend and distributed and designated by the fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirements referred to above with respect to their shares of the applicable fund in order to qualify for the deduction and, if they borrow to acquire or otherwise incur debt attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability.

Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extent such basis would be reduced below zero, current recognition of income would be required.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to undistributed net investment income and/or realized or unrealized appreciation in the fund's portfolio (or share of a Portfolio's portfolio). Consequently, subsequent distributions by a fund on such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of a fund in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or other distribution of shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.


Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.


The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, securities dealers and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption or other disposition (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of a Feeder Fund's indirect ownership (through the Portfolio) of any such obligations, as well as the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances. Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the funds with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 30% be withheld if you fail to provide your correct Taxpayer Identification Number ("TIN") and the TIN-related certifications contained in the Account Purchase Application ("Application") or you are otherwise subject to backup withholding. A fund will not impose backup withholding as a result of your failure to make any certification, except the certifications in the Application that directly relate to your TIN and backup withholding status. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return.

For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If you do not have a TIN, you may apply for one using forms available at local offices of the Social Security Administration or the IRS, and you should write "Applied For" in the space for a TIN on the Application.

Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8BEN, or other authorized form is on file, to backup withholding at the rate of 30% on certain distributions from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the funds.


                             ADDITIONAL INFORMATION


The funds' prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.


                        EXPERTS AND FINANCIAL STATEMENTS


Each fund's and portfolio's financial statements contained in the 2002 Annual Reports of the funds have been audited by PricewaterhouseCoopers LLP, independent accountants, and are incorporated by reference into this SAI.

                                     PART C

                               OTHER INFORMATION

Item 24.  Exhibits

      (a)   Agreement and Declaration of Trust dated August 13, 1986(3)

      (a1)  Certificate of Designation of Standish Fixed Income Fund(3)

      (a2)  Certificate of Designation of Standish International Fund(3)

      (a3)  Certificate of Designation of Standish Securitized Fund(3)

      (a4)  Certificate of Designation of Standish Short-Term Asset Reserve
            Fund(3)

      (a5)  Certificate of Designation of Standish Marathon Fund(3)

      (a6)  Certificate of Amendment dated November 21, 1989(3)

      (a7)  Certificate of Amendment dated November 29, 1989(3)

      (a8)  Certificate of Amendment dated April 24, 1990(3)

      (a9)  Certificate of Designation of Standish Equity Fund(3)

      (a10) Certificate of Designation of Standish International Fixed Income Fund(3)

      (a11) Certificate of Designation of Standish Intermediate Tax Exempt Bond Fund(3)

      (a12) Certificate of Designation of Standish Massachusetts Intermediate Tax Exempt Bond Fund(3)

      (a13) Certificate of Designation of Standish Global Fixed Income Fund(3)

      (a14) Certificate of Designation of Standish Controlled Maturity Fund and Standish Fixed Income Fund II(3)

      (a15) Certificate of Designation of Standish Tax-Sensitive Small Cap Equity Fund and Standish Tax-Sensitive Equity Fund(3)

      (a16) Form of Certificate of Designation of Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund(3)

      (a17) Form of Certificate of Designation of Standish Small Capitalization Equity Fund II(3)

      (a18) Certificate of Designation of Standish Small Capitalization Equity Asset Fund II, Standish Diversified Income Fund, Standish Diversified Income Asset Fund(1)

      (a19) Form of Certificate of Designation of Institutional Shares and Service Shares of Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund(4)

      (a20) Form of Certificate of Designation of Standish International Fixed Income Fund II(5)

      (a21) Certificate of Designation of Standish Small Cap Value Fund and Standish International Small Cap Fund(6)

      (a22) Certificates of Designation of Standish Crossover Bond Fund, Standish Opportunistic High Yield Fund, Standish Opportunistic Emerging Markets Debt Fund and Standish High Yield Bond Fund(8)

      (a23) Amendment to the Agreement and Declaration of Trust dated March 4, 1999(5)

      (a24) Amendment to the Agreement and Declaration of Trust dated April 29, 2002. (12)

      (a25) Certificate of Name Change for Standish World High Yield Fund to Standish High Yield Bond Fund. (12)

      (a26) Certificate of Name Change for Standish Controlled Maturity Fund to Standish Short-Term Fixed Income Fund. (12)

      (b)   Bylaws of the Registrant(3)

      (c)   Not applicable

      (d1) Investment Advisory Agreement between Registrant and Standish Mellon Asset Management Company LLC relating to Standish Controlled Maturity Fund(10)

      (d2) Investment Advisory Agreement between Registrant and Standish Mellon Asset Management Company LLC relating to Standish Crossover Bond Fund(10)

      (d3) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Fixed Income Portfolio(10)

      (d4) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Global Fixed Income Portfolio(10)

      (d5) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish High Grade Bond Fund(10)

      (d6) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish High Yield Bond Fund(10)

      (d7) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Intermediate Tax Exempt Bond Fund(10)

      (d8) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Equity Fund(10)

      (d9) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Fixed Income Fund(10)

      (d10) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Fixed Income Fund II(10)

      (d11) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Small Cap Fund(10)

      (d12) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Massachusetts Intermediate Tax Exempt Bond Fund(10)

      (d13) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Opportunistic Emerging Markets Debt Fund(10)

      (d14) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Opportunistic High Yield Fund(10)

      (d15) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Select Value Portfolio(10)

      (d16) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Short-Term Asset Reserve Portfolio(10)

      (d17) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Small Cap Growth Portfolio(10)

      (d18) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Small Cap Value Fund(10)

      (d19) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Small Capitalization Equity Fund(10)

      (d20) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Tax-Sensitive Equity Fund(10)

      (d21) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Small Cap Tax-Sensitive Equity Fund(10)

      (d22) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish World High Yield Portfolio(10)

      (e1) Underwriting Agreement between the Registrant and Standish Fund Distributors, L.P. (3)

      (f)   Not applicable

      (g1) Master Custody Agreement between the Registrant and Investors Bank & Trust Company(3)

      (g2) Custody Agreement between Registrant with respect to Standish International Equity Fund and Morgan Stanley Company(3)

      (g3) Master Custody Agreement between the Registrant and Morgan Stanley Trust Company(3)

      (h1) Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company(3)

      (h2) Most recently dated/filed revised Exhibit A to Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company(5)

      (h3) Master Administration Agreement between the Registrant and Investors Bank & Trust Company(3)

      (h4) Form of Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant(3)

      (h5) Most recently dated revised Exhibit A to Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant(3)

      (h6) Form of Service Plan relating to Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund(4)

      (i)   Opinion and Consent of Counsel for the Registrant(2)

      (j)   Consent of Independent Public Accountants for the Registrant#

      (k)   Financial Statements: To be incorporated by subsequent filing.

      (l)   Not applicable

      (m)   Not applicable

      (n)   Not applicable

      (o) Multiple Class Plan pursuant to Rule 18f-3 relating to Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund(4)

      (p1) Code of Ethics for Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio(11)

      (p2) Code of Ethics for Standish Mellon Asset Management Company LLC and Standish Fund Distributors, L.P.(11)

      (q1) Power of Attorney for Registrant (Samuel C. Fleming, Benjamin M. Friedman, John H. Hewitt, Caleb Loring III and Richard S. Wood).(11)

      (q2)  Power of Attorney for Portfolio Trust (Samuel C. Fleming, Benjamin
            M. Friedman, John H. Hewitt, Caleb Loring III and Richard S. Wood)
            (11)

      (q3)  Power of Attorney for Registrant (Richard S. Wood).(11)

      (q4)  Power of Attorney for Registrant (Beverly E. Banfield).(11)

      (q5)  Power of Attorney for Registrant (Steven M. Anderson).(11)

      (q6)  Power of Attorney for Portfolio Trust (Richard S. Wood) (11)

      (q7)  Power of Attorney for Portfolio Trust (Beverly E. Banfield).(11)

      (q8)  Power of Attorney for Portfolio Trust (Steven M . Anderson).(11)

----------
      ^ Filed as an exhibit to Registration Statement No. 33-8214 and incorporated herein by reference thereto.
      +       Filed electronically as an exhibit to Registration Statement No.
              811-07603 and incorporated herein by reference thereto.
      1       Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 81) and incorporated herein by reference thereto.
      2 Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 82) and incorporated herein by reference thereto.

      3       Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 88) and incorporated by reference thereto.
      4       Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 91) and incorporated by reference thereto.
      5       Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 93) and incorporated by reference thereto.
      6       Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 94) and incorporated by reference thereto.
      7       Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 98) and incorporated by reference thereto.
      8.      Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 100) and incorporated herein by reference.
      9.      Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 102) and incorporated herein by reference.
      10.     Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 104) and incorporated herein by reference.
      11.     Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 105) and incorporated herein by reference.
      12.     Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 106) and incorporated herein by reference.
      #       Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification

Under the Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be Permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

The business and other connections of the officers and Directors of Standish Mellon Asset Management Company LLC ("Standish Mellon"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Standish Mellon as currently on file with the Commission (File No. 801-60527), the text of which is hereby incorporated by reference.

The following sections of each such Form ADV are incorporated herein by reference:

(a) Items 1 and 2 of Part 2; and

(b) Section IV, Business Background, of each Schedule D.

Item 27. Principal Underwriter

(a) Standish Fund Distributors, L.P. serves as the principal underwriter of each of the following series of the Registrant:

Standish Fixed Income Fund
Standish Short-Term Asset
         Reserve Fund
Standish International Fixed
         Income Fund
Standish International Fixed Income Fund II
Standish Global Fixed Income Fund
Standish Select Value Fund
Standish Small Capitalization Equity Fund
Standish Massachusetts Intermediate
     Tax Exempt Bond Fund
Standish Intermediate Tax Exempt
     Bond Fund
Standish International Equity Fund
Standish Short-Term Fixed Income Fund
Standish Small Cap Tax-Sensitive
  Equity Fund
Standish Tax-Sensitive Equity Fund
Standish Fixed Income Asset Fund
Standish Small Cap Growth Fund
Standish High Yield Bond Fund
Standish Small Cap Value Fund
Standish International Small Cap Fund
Standish Crossover Bond Fund
Standish Opportunistic High Yield Fund
Standish Opportunistic Emerging Markets Debt Fund
Standish High Grade Bond Fund

(b) Directors and Officers of Standish Fund Distributors, L.P.:

Positions and Offices

                          Positions and Offices          Positions and Offices
        Name                 with Underwriter               with Registrant
        ----                 ----------------               ---------------
Beverly E. Banfield      Chief Operating Officer          Assistant Secretary
Denise B. Kneeland       Executive Vice President       Assistant Vice President

The General Partner of Standish Fund Distributors, L.P. is Standish Mellon.

(c) Not applicable.

Item 28. Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 29th day of November, 2002.

                                 STANDISH, AYER & WOOD
                                 INVESTMENT TRUST

                                 /s/ Denise B. Kneeland
                                 --------------------------------------------
                                 Denise B. Kneeland, Assistant Vice President

The term "Standish, Ayer & Wood Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                     Title                            Date

Richard S. Wood*           Trustee and President               November 29, 2002
------------------------   (principal executive officer)
Richard S. Wood

Steven M. Anderson*        Treasurer (principal                November 29, 2002
-----------------------    financial and accounting officer)
Steven M. Anderson

Samuel C. Fleming*         Trustee                             November 29, 2002
-----------------------
Samuel C. Fleming

Benjamin M. Friedman*      Trustee                             November 29, 2002
-----------------------
Benjamin M. Friedman

John H. Hewitt*            Trustee                             November 29, 2002
-----------------------
John H. Hewitt

Caleb Loring III*          Trustee                             November 29, 2002
-----------------------
Caleb Loring III

*By:  /s/ Beverly E. Banfield
      -------------------------
         Beverly E. Banfield
         Attorney-In-Fact

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Standish, Ayer & Wood Master Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of Standish, Ayer & Wood Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Nashua, New Hampshire on the 28th day of February, 2002.

                                        STANDISH, AYER & WOOD
                                        MASTER PORTFOLIO


                                        -----------------------------------
                                        Lisa Kane, Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Standish, Ayer & Wood Investment Trust has been signed by the following persons in their capacities with Standish, Ayer & Wood Master Portfolio and on the date indicated.

      Signature                     Title                            Date

Richard S. Wood*           Trustee and President               November 29, 2002
------------------------   (principal executive officer)
Richard S. Wood

Steven M. Anderson*        Treasurer (principal                November 29, 2002
-----------------------    financial and accounting officer)
Steven M. Anderson

Samuel C. Fleming*         Trustee                             November 29, 2002
-----------------------
Samuel C. Fleming

Benjamin M. Friedman*      Trustee                             November 29, 2002
-----------------------
Benjamin M. Friedman

John H. Hewitt*            Trustee                             November 29, 2002
-----------------------
John H. Hewitt

Caleb Loring III*          Trustee                             November 29, 2002
-----------------------
Caleb Loring III

*By:  /s/ Beverly E. Banfield
      -------------------------
         Beverly E. Banfield
         Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit
-------

(j)      Consent of Independent Public Accountants for the Registrant.